[ANNUITY BOARD LOGO]

                                       AB
                                  FUNDS TRUST


                                 BLENDED FUNDS:

                              FLEXIBLE INCOME FUND
                              GROWTH & INCOME FUND
                           CAPITAL OPPORTUNITIES FUND
                               GLOBAL EQUITY FUND

                                  SELECT FUNDS:

          MONEY MARKET FUND                           EQUITY INDEX FUND
        LOW-DURATION BOND FUND                        VALUE EQUITY FUND
      MEDIUM-DURATION BOND FUND                      GROWTH EQUITY FUND
     EXTENDED-DURATION BOND FUND                   SMALL CAP EQUITY FUND
                                                  INTERNATIONAL EQUITY FUND

================================================================================

                       RETAIL CLASS AND RETIREMENT CLASS
                                  JULY 9, 2001

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

                                TABLE OF CONTENTS



A look at the goals, strategies,   RISK & RETURN SUMMARIES
risks and expenses of each         Introduction....................................           4
Fund.
                                   THE BLENDED FUNDS
                                   Flexible Income Fund............................           6
                                   Growth & Income Fund............................           9
                                   Capital Opportunities Fund......................          12
                                   Global Equity Fund..............................          15

                                   THE SELECT FUNDS
                                   Money Market Fund...............................          18
                                   Low-Duration Bond Fund..........................          21
                                   Medium-Duration Bond Fund.......................          24
                                   Extended-Duration Bond Fund.....................          27
                                   Equity Index Fund...............................          30
                                   Value Equity Fund...............................          33
                                   Growth Equity Fund..............................          36
                                   Small Cap Equity Fund...........................          39
                                   International Equity Fund.......................          42

                                   ADDITIONAL INVESTMENT & RISK INFORMATION........          45

Details about the Funds'           MANAGEMENT OF THE FUNDS
management and service             Investment Adviser..............................          46
providers.                         Sub-Advisers....................................          47
                                   Service Providers...............................          52

                                   SHAREHOLDER INFORMATION
                                   Eligible Investors..............................          53
                                   Minimum Investments.............................          53
                                   Minimum Account Size............................          53

Policies and instructions for      TRANSACTIONS WITH THE FUNDS.....................          54
opening, maintaining and
closing an account.                MORE SHAREHOLDER INFORMATION....................          58

                                   FOR MORE INFORMATION............................          64


--------------------------------------------------------------------------------
DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes.
--------------------------------------------------------------------------------

RISK & RETURN SUMMARIES

INTRODUCTION

--------------------------------------------------------------------------------
WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.
--------------------------------------------------------------------------------

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into two groups:

- Blended Funds -- Each Blended Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term.

    -   Flexible Income Fund

    -   Growth & Income Fund

    -   Capital Opportunities Fund

    -   Global Equity Fund

- Select Funds -- Each Select Fund invests directly in different types of fixed income obligations, stocks, or other investments to meet its investment objective.

    -   Money Market Fund

    -   Low-Duration Bond Fund

    -   Medium-Duration Bond Fund

    -   Extended-Duration Bond Fund

    -   Equity Index Fund

    -   Value Equity Fund

    -   Growth Equity Fund

    -   Small Cap Equity Fund

    -   International Equity Fund

--------------------------------------------------------------------------------
WHO IS THE INVESTMENT ADVISER?
SBC Financial Services, Inc. ("SBC Financial") serves as the Investment Adviser to the Funds. It is an affiliate of the Annuity Board of the Southern Baptist Convention ("Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it retains the services of other investment management firms to do so. It also allocates each Blended Fund's investments among the Select Funds.
--------------------------------------------------------------------------------

Each Select Fund uses various investment management firms to manage its assets. The Investment Adviser reviews the firms' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the firms selected.

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

THE BLENDED FUNDS

                        THE FLEXIBLE INCOME FUND SUMMARY

--------------------------------------------------------------------------------
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers reduces risk over the long term.
--------------------------------------------------------------------------------

PORTFOLIO DESCRIPTION


Investment         - The FLEXIBLE INCOME FUND seeks current income and modest
Objective            capital appreciation.
--------------------------------------------------------------------------------
Principal          - The Fund, through investments in the Select Funds,
Investment           combines a greater percentage of fixed income securities
Strategies           with a smaller percentage of equity securities.

                   - The Investment Adviser uses the following target and
                     potential ranges in allocating the Fund's assets among the Select Funds.


                          ASSET CLASS                       TARGET     RANGE
                          Bond Select Funds                  75%       60-90%
                          U.S. Equity Select Funds           19%       10-30%
                          Non-U.S. Equity Select Fund         6%        2-15%

                          SELECT FUND
                          Equity Index                        2%        0-10%
                          Value Equity                        8%        2-15%
                          Growth Equity                       8%        2-15%
                          Small Cap Equity                    1%        0-10%
                          International Equity                6%        2-15%
                          Money Market                        3%        0-10%
                          Low-Duration Bond                  72%       60-90%

                   - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                   - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select Funds.

                   See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may
                   invest.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                   - Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                   - There is a risk that the issuer of a fixed income
                     investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                   - To the extent the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                   - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Changes in currency exchange rates relative to the U.S.
                     dollar may negatively affect the values of foreign investments.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.


                                                        RETAIL CLASS          RETIREMENT CLASS
                                                   -----------------------  ----------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                             0.10%                   0.10%
Distribution (12b-1) fee(1)                                0.06%                   None
Other expenses(2)                                          3.50%                   0.03%
                                                           ----                    ----
Total annual operating expenses                            3.66%                   0.13%
Fee waiver and expense reimbursement(3)                   -3.18%                   0.00%
                                                           ----                    ----
Net expenses                                               0.48%                   0.13%

-------------------------
(1) The Fund invests in the Retirement Class Shares of the Select Funds which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class and 0.13% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                -------               --------
RETAIL CLASS                     $ 49                  $ 824
RETIREMENT CLASS                 $ 13                  $  42

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund will bear its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund holds. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds held by the Fund, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.67%.

                        THE GROWTH & INCOME FUND SUMMARY

--------------------------------------------------------------------------------
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers reduces risk over the long term.
--------------------------------------------------------------------------------

PORTFOLIO DESCRIPTION

Investment         - The GROWTH & INCOME FUND seeks moderate capital
Objective            appreciation with current income.

--------------------------------------------------------------------------------

Principal          - The Fund, through investments in the Select Funds,
Investment           combines approximately equal percentages of fixed income
Strategies           securities with equity securities.

                   - The Investment Adviser uses the following target and
                     potential ranges in allocating the Fund's assets among the Select Funds.


                          ASSET CLASS                       TARGET     RANGE
                          Bond Select Funds                  50%       35-65%
                          U.S. Equity Select Funds           37%       25-50%
                          Non-U.S. Equity Select Fund        13%        5-20%

                          SELECT FUND
                          Equity Index                        4%        0-10%
                          Value Equity                       15%        5-25%
                          Growth Equity                      15%        5-25%
                          Small Cap Equity                    3%        0-10%
                          International Equity               13%        5-20%
                          Money Market                        3%        0-10%
                          Low-Duration Bond                  12%        5-25%
                          Medium-Duration Bond               25%       15-35%
                          Extended-Duration Bond             10%        5-20%

                   - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                   - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select Funds.

                   See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund
                   invests.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks.
                   Other risks are described under "Additional Investment &
                   Risk Information."

                   - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                   - Because the Fund owns Select Funds that buy stocks and
                     other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                   - Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                   - There is a risk that the issuer of a fixed income
                     investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                   - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Changes in currency exchange rates relative to the U.S.
                     dollar may negatively affect the values of foreign investments.

                   - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, in addition to the risk identified generally for foreign issuers, emerging markets often have more political and economic instability.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                             0.10%                   0.10%
Distribution (12b-1) fee(1)                                0.06%                   None
Other expenses(2)                                          0.98%                   0.03%
                                                          -----                    ----
Total annual operating expenses                            1.14%                   0.13%
Fee waiver and expense reimbursement(3)                   -0.66%                   0.00%
                                                          -----                    ----
Net expenses                                               0.48%                   0.13%

-------------------------
(1) The Fund invests in the Retirement Class Shares of the Select Funds which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class and 0.13% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                     $ 49                  $ 296
RETIREMENT CLASS                 $ 13                  $  42

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund will bear its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund holds. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds held by the Fund, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.75%.

                     THE CAPITAL OPPORTUNITIES FUND SUMMARY

--------------------------------------------------------------------------------
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers reduces risk over the long term.
--------------------------------------------------------------------------------

PORTFOLIO DESCRIPTION

Investment         - The CAPITAL OPPORTUNITIES FUND seeks capital appreciation
Objective            with modest current income.

--------------------------------------------------------------------------------
Principal          - The Fund, through investments in the Select Funds, combines
Investment           a greater percentage of equity securities with a smaller
Strategies           percentage of fixed income securities.

                   - The Investment Adviser uses the following target and
                     potential ranges in allocating the Fund's assets among the Select Funds.

                     ASSET CLASS                           TARGET        RANGE
                     Bond Select Funds                       25%         15-35%
                     U.S. Equity Select Funds                56%         40-70%
                     Non-U.S. Equity Select Fund             19%         10-30%

                     SELECT FUND
                     Equity Index                             6%          2-15%
                     Value Equity                            23%         15-35%
                     Growth Equity                           23%         15-35%
                     Small Cap Equity                         4%          0-10%
                     International Equity                    19%         10-30%
                     Money Market                             3%          0-10%
                     Low-Duration Bond                        4%          0-10%
                     Medium-Duration Bond                    13%          5-25%
                     Extended-Duration Bond                   5%          0-10%

                   - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                   - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select Funds.

                   See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund
                   invests.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks.  Other risks are described under "Additional Investment & Risk
                   Information."

                   - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                   - Because the Fund owns Select Funds that buy stocks and
                     other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                   - To the extent the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                   - There is a risk that the issuer of a fixed income
                     investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                   - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Changes in currency exchange rates relative to the U.S.
                     dollar may negatively affect the values of foreign investments.
                   - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, in addition to the risk identified generally for foreign issuers, emerging markets often have more political and economic instability.


--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                             0.10%                   0.10%
Distribution (12b-1) fee(1)                                0.06%                   None
Other expenses(2)                                          1.26%                   0.03%
                                                          -----                    ----
Total annual operating expenses                            1.42%                   0.13%
Fee waiver and expense reimbursement(3)                   -0.94%                   0.00%
                                                          -----                    ----
Net expenses                                               0.48%                   0.13%

-------------------------
(1) The Fund invests in the Retirement Class Shares of the Select Funds which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class and 0.13% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                     $ 49                  $ 356
RETIREMENT CLASS                 $ 13                  $  42

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.



INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund will bear its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund holds. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds held by the Fund, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.81%.

                         THE GLOBAL EQUITY FUND SUMMARY

--------------------------------------------------------------------------------
WHAT ARE THE BLENDED FUNDS?
Each Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers reduces risk over the long term.
--------------------------------------------------------------------------------

PORTFOLIO DESCRIPTION

Investment        -    The GLOBAL EQUITY FUND seeks capital appreciation.
Objective
--------------------------------------------------------------------------------
Principal          -   The Fund, through investments in the Select Funds,
Investment             combines a greater percentage of U.S. equity securities
Strategies             with a smaller percentage of international equity
                       securities.

                   - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                       ASSET CLASS                      TARGET        RANGE
                       U.S. Equity Select Funds           75%         60-90%
                       Non-U.S. Equity Select Fund        25%         15-35%

                       SELECT FUND
                       Equity Index                        5%          0-10%
                       Value Equity                       31%         15-45%
                       Growth Equity                      31%         15-45%
                       Small Cap Equity                    5%          0-15%
                       International Equity               25%         15-35%
                       Money Market                        3%          0-10%

                   - Target allocations represent the Fund's current target
                     for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                   - The Fund will rebalance its assets periodically to adjust for changes in the values of the underlying Select Funds.

                   See "Additional Investment & Risk Information" below for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund
                   invests.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks.  Other risks are described under "Additional Investment & Risk
                   Information."

                   - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                   - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                   - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                   - Investing in emerging markets involves even greater risk than investing in more developed foreign markets because, in addition to the risks identified generally for foreign issues, emerging markets often have more political and economic instability.
                       ---------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                             0.10%                   0.10%
Distribution (12b-1) fee(1)                                0.06%                   None
Other expenses(2)                                          1.34%                   0.03%
                                                          -----                    ----
Total annual operating expenses                            1.50%                   0.13%
Fee waiver and expense reimbursement(3)                   -1.02%                   0.00%
                                                          -----                    ----
Net expenses                                               0.48%                   0.13%

-------------------------
(1) The Fund invests in the Retirement Class Shares of the Select Funds which charge a shareholder service fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the Retail Class and 0.13% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                     $ 49                  $ 374
RETIREMENT CLASS                 $ 13                  $  42

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.


* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Retirement Class shares of the Select Funds. The Fund will bear its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund holds. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds held by the Fund, based on the Fund's current target allocation among the Select Funds and the anticipated expenses of those Select Funds for the current fiscal year. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be 0.88%.

THE SELECT FUNDS

                          THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment         -   The MONEY MARKET FUND seeks to maximize current income to
Objective              the extent consistent with the preservation of capital
                       and liquidity, and the maintenance of a stable per share
                       price of $1.00.
--------------------------------------------------------------------------------
Principal          -   The Fund invests in a broad range of high quality,
Investment             short-term money market instruments denominated
Strategies             exclusively in U.S. dollars.

                   -   The Fund invests primarily in:

                       -   Short-term obligations issued or guaranteed by:

                           -   U.S. government, banks, and corporations;

                           -   Foreign governments, banks, and corporations; and

                       -   Mortgage-backed and asset-backed securities.

                   - The Fund may enter into repurchase agreements relating to the above instruments.

                   - The Fund expects, but does not guarantee, a constant net asset value of $1.00 per share by valuing its portfolio securities at amortized cost.

                   - High quality commercial paper and other obligations generally must be rated as follows: (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO"), the obligation is rated in the highest rating category of any two NRSROs, (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO's highest rating category, and (iii) if an obligation is not rated by a NRSRO, the Fund's Sub-Adviser must determine it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

                   - The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

                   - The Fund's investments in securities will be limited to obligations that mature in 397 days or less from the date of purchase.

                   - The Fund may invest only in securities that comply with the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates mutual funds.

                   - The Fund uses one or more Sub-Advisers to manage its portfolio under the general supervision of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.

--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - Although the Fund seeks to preserve its value at $1.00 per share, it is possible for you to lose money by investing in the Fund. The Fund is not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency.

                   - The Fund's return will drop if short-term interest rates drop.

                   - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.


                   - The Fund's ability to concentrate its investments in the financial industries may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

                   - Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                            RETAIL CLASS      RETIREMENT CLASS
                                                         ----------------------------------------
SHAREHOLDER FEES                                                None                None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                 0.22%                0.22%

Distribution (12b-1) fee                                       0.10%                None

Other expenses(1)                                              3.68%                0.26%
                                                               ----                 ----
Total annual operating expenses                                4.00%                0.48%

Fee waiver and expense reimbursement(2)                       -3.25%               -0.02%
                                                               ----                 ----
Net expenses                                                   0.75%                0.46%

-------------------------

(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total operating expenses to 0.75% for the Retail Class and 0.46% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.


Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                     $ 77                 $919
RETIREMENT CLASS                 $ 47                 $152

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                       THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment         -   The LOW-DURATION BOND FUND seeks current income
Objective              consistent with preservation of capital.
--------------------------------------------------------------------------------
Principal         -    The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in investment grade fixed income
Strategies             securities. The Fund's portfolio is diversified.

                   -   The Fund invests primarily in:

                       -   Obligations issued or guaranteed by:

                           -   U.S. government, banks, and corporations;

                           -   Foreign governments, banks, and corporations; and

                       -   Mortgage-backed and asset-backed securities.

                   - The average quality rating for the Fund's portfolio will be greater than or equal to the "Aa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund will not invest in fixed income securities that have a quality rating less than "Baa" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                   - The average dollar-weighted duration of the Fund normally varies between 1 and 3 years.

                   - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                   - The Fund may invest in derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                   - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                   - Securities rated "Baa" by Moody's or the equivalent by S&P are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.


                   - Obligations of foreign issuers may be negatively affected by political
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                   - The Fund's use of derivative instruments may increase the risk of loss.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund that takes into account not only the maturity of the bond(s) but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes - the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                            RETAIL CLASS      RETIREMENT CLASS
                                                         ----------------------------------------
SHAREHOLDER FEES                                                None                None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                 0.42%                0.42%

Distribution (12b-1) fee                                       0.10%                None

Other expenses(1)                                              2.01%                0.26%
                                                               ----                 ----
Total annual operating expenses                                2.53%                0.68%

Fee waiver and expense reimbursement(2)                       -1.68%               -0.07%
                                                               ----                 ----
Net expenses                                                   0.85%                0.61%

-------------------------

(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.85% for the Retail Class and 0.61% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                     $ 87                 $ 627
RETIREMENT CLASS                 $ 62                 $ 211

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                     THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment         -   The MEDIUM-DURATION BOND FUND seeks maximum total return
Objective              consistent with preservation of capital.
--------------------------------------------------------------------------------
Principal          -   The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in investment grade fixed income
Strategies             securities. The Fund's portfolio is diversified.

                   -   The Fund invests primarily in:

                       -   Obligations issued or guaranteed by:

                           -   U.S. government, banks, and corporations;

                           -   Foreign governments, banks, and corporations; and

                       -   Mortgage-backed and asset-backed securities.

                   - The average quality rating for the Fund's portfolio will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund invests primarily in investment grade debt securities, but may hold up to 10% of its assets in high yield securities ("junk bonds") rated "B" or higher by Moody's or S&P (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                   - The average dollar-weighted duration of the Fund normally varies between 3 and 7 years.

                   - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                   - The Fund may invest in derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers practice different investment styles and will make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.


                   - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                   - High yield securities ("junk bonds") involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                   - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Investing in emerging markets involves even greater risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                   - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                   - The Fund's use of derivative instruments may increase the risk of loss.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund that takes into account not only the maturity of the bond(s) but also the time when payments were made thereon. It is a useful measure of sensitivity to interest rate changes - the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                            RETAIL CLASS      RETIREMENT CLASS
                                                         ----------------------------------------
SHAREHOLDER FEES                                                None                None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                 0.43%                0.43%

Distribution (12b-1) fee                                       0.10%                None

Other expenses(1)                                              3.68%                0.25%
                                                               ----                 ----
Total annual operating expenses                                4.21%                0.68%

Fee waiver and expense reimbursement(2)                       -3.31%               -0.06%
                                                               ----                 ----
Net expenses                                                   0.90%                0.62%

-------------------------

(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.90% for the Retail Class and 0.62% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                     $ 92                 $  975
RETIREMENT CLASS                 $ 63                 $  212

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                    THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment         -   The EXTENDED-DURATION BOND FUND seeks maximum total
Objective              return consistent with preservation of capital.
--------------------------------------------------------------------------------
Principal          -   The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in fixed income securities. The Fund's
Strategies             portfolio is diversified.
                   -   The Fund invests primarily in:

                       -   Obligations issued or guaranteed by:

                           -   U.S. government, banks, and corporations;

                           -   Foreign governments, banks, and corporations; and

                       -   Mortgage-backed and asset-backed securities.

                   - The average dollar-weighted duration of the Fund normally will be greater than or equal to 7 years.

                   - The average quality rating for the Fund's portfolio will be greater than or equal to the "Baa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund does not currently expect to invest more than 20% of its assets in fixed income securities rated lower than investment grade. The Fund will not invest in fixed income securities that have a quality rating less than "B" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                   - The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar denominated securities of foreign issuers.

                   - The Fund may invest in derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                   - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                   - Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Investing in emerging markets involves even greater risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.


                   - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                   - The Fund's use of derivative instruments may increase the risk of loss.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund that takes into account not only the maturity of the bond(s) but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes - the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                            RETAIL CLASS      RETIREMENT CLASS
                                                         ----------------------------------------
SHAREHOLDER FEES                                                None                None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                 0.55%                0.55%

Distribution (12b-1) fee                                       0.10%                None

Other expenses(1)                                              8.71%                0.25%
                                                               ----                 ----
Total annual operating expenses                                9.36%                0.80%

Fee waiver and expense reimbursement(2)                       -8.31%               -0.07%
                                                              -----                -----
Net expenses                                                   1.05%                0.73%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 1.05% for the Retail Class and 0.73% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 YEAR               3 YEARS*
                                ------               -------
RETAIL CLASS                    $ 107                 $1,969
RETIREMENT CLASS                $  75                 $  249

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                          THE EQUITY INDEX FUND SUMMARY

--------------------------------------------------------------------------------
WHAT IS THE S&P 500 INDEX?
The Standard and Poor's 500 Index - Total Return (the "S&P 500 Index") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------


PORTFOLIO DESCRIPTION

Investment        -   The EQUITY INDEX FUND seeks to provide investment results
Objective             approximating the aggregate price and dividend
                      performance of the securities included in the S&P 500
                      Index.
--------------------------------------------------------------------------------
Principal          -   Under normal market conditions, the Fund will invest
Investment             substantially all (at least 80%) of its total assets in
Strategies             the equity securities of the companies that make up the
                       S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index.

                   - The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures, and swap agreements, that are based on:

                           -   The S&P 500 Index;

                           -   Companies included in the S&P 500 Index; and

                           - Stock indexes other than but similar to the S&P 500 Index.

                   - The companies chosen for inclusion in the S&P 500 Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor's. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

                   - The Fund uses one or more Sub-Advisers to manage its portfolio under the general supervision of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   - The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial, and market analysis. Rather, the Sub-Adviser(s) will buy and sell securities in response to changes in the S&P 500 Index. Because the Fund will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.


                  -   The correlation between the Fund's performance and the
                       S&P 500 Index is expected to be greater than 98%, although it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)

                   - S&P does not endorse any stock in the S&P 500 Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                   - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term

--------------------------------------------------------------------------------
                       fluctuations in value.

                   - There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

                   - There is a risk that the Fund, due to the Fund being passively managed, may not perform as well as other strategies that follow traditional methods of investment management, such as selecting securities based on economic, financial, and market analysis.

                   - The Fund's use of derivatives, such as S&P 500 Index futures, may reduce the Fund's returns and increase its volatility.

                   - The Fund must pay various expenses, while the S&P 500 Index's total return does not reflect any expenses.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                            RETAIL CLASS      RETIREMENT CLASS
                                                         ----------------------------------------
SHAREHOLDER FEES                                                None                 None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                  0.17%                0.17%

Distribution (12b-1) fee                                        0.10%                None

Other expenses(1)                                               8.71%                0.26%
                                                               -----                -----
Total annual operating expenses                                 8.98%                0.43%

Fee waiver and expense reimbursement(2)                        -8.53%               -0.03%
                                                               -----                -----
Net expenses                                                    0.45%                0.40%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.45% for the Retail Class and 0.40% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                               1 YEAR               3 YEARS*
                               ------               -------
RETAIL CLASS                    $46                  $1,849
RETIREMENT CLASS                $41                  $  135

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                          THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment         -   The VALUE EQUITY FUND seeks to provide long-term capital
Objective               appreciation.
--------------------------------------------------------------------------------
Principal          -   The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in equity securities. The Fund is
Strategies             diversified and focuses on large and medium-sized U.S.
                       companies whose stocks are considered by the Fund's
                       Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

                   - These stocks typically have lower price/earnings ratios, lower asset valuations, and/or higher dividend yields relative to the U.S. market as a whole.

                   - The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. Each Sub-Adviser uses different investment strategies to identify stocks it believes are undervalued or are generally out of favor with investors. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                   - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company's value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                   - There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining markets.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue their investment strategies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                    None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                              0.75%                   0.75%
Distribution (12b-1) fee                                    0.10%                   None
Other expenses(1)                                           3.12%                   0.25%
                                                           -----                   -----
Total annual operating expenses                             3.97%                   1.00%
Fee waiver and expense reimbursement(2)                    -2.82%                  -0.10%
                                                           -----                   -----
Net expenses                                                1.15%                   0.90%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retail Class and 0.90% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -       You reinvested all dividends and other distributions.

         -       The Fund's average annual return was 5%.

         -       The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR               3 YEARS*
                               ------               -------
RETAIL CLASS                    $117                 $950
RETIREMENT CLASS                $ 92                 $308

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                         THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION


Investment         -   The GROWTH EQUITY FUND seeks to provide long-term capital
Objective              appreciation. Any income is incidental to this objective.
--------------------------------------------------------------------------------
Principal          -   The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in equity securities. The Fund is
Strategies             diversified and focuses on large and medium-sized U.S.
                       companies whose stocks are considered by the Fund's
                       Sub-Advisers to have above-average growth prospects.

                   - The Fund focuses on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, and book value when compared to the U.S. market as a whole.

                   - The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth and unanticipated positive earnings. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                   - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                   - Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies. The technology sector is a good example where company stocks can be subject to abrupt or erratic price movements. As of May 31, 2001, 31% of the companies that comprised the predecessor fund were considered technology companies. As a result, the Fund may be subject to greater price volatility associated with investments in technology securities.

                   - There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets, and to lag during periods of flat or declining markets.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue their investment strategies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT ARE GROWTH FUNDS?
Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                              0.77%                  0.77%
Distribution (12b-1) fee                                    0.10%                  NONE%
Other expenses(1)                                           2.01%                  0.25%
                                                           -----                  -----
Total annual operating expenses                             2.88%                  1.02%
Fee waiver and expense reimbursement(2)                    -1.73%                 -0.12%
                                                           -----                  -----
Net expenses                                                1.15%                  0.90%

-------------------------

(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.15% for the Retail Class and 0.90% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 Year               3 Years*
                                ------               -------
RETAIL CLASS                     $117                  $728
RETIREMENT CLASS                 $ 92                  $313

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                        THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment         -   The SMALL CAP EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income received is incidental
                       to this objective.
--------------------------------------------------------------------------------

Principal          -   The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in common stocks of U.S. companies that,
Strategies             at the time of purchase, are in the small capitalization
                       segment of the U.S. equity market, consistent with the range of the Russell 2000 Index. The Fund's portfolio is diversified.

                   - The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select stocks that they believe have favorable investment characteristics, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts and quality of management. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                   - The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

                   - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                   - The Fund expects to have a high portfolio turnover rate. High turnover creates more transaction costs and negative tax consequences that may have a negative impact on your investment in the Fund.

                   - The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue their investment strategies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.


                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                              1.10%                  1.10%
Distribution (12b-1) fee                                    0.10%                  NONE
Other expenses(1)                                           5.92%                  0.26%
                                                           -----                  -----
Total annual operating expenses                             7.12%                  1.36%
Fee waiver and expense reimbursement(2)                    -5.62%                 -0.11%
                                                           -----                  -----
                                                            1.50%                  1.25%
Net expenses

-------------------------

(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.50% for the Retail Class and 1.25% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 Year               3 Years*
                                ------               -------
RETAIL CLASS                     $153                 $1,595
RETIREMENT CLASS                 $127                 $  420

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                      THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment         -   The INTERNATIONAL EQUITY FUND seeks to provide long-term
Objective              capital appreciation. Any income received is incidental
                       to this objective.

--------------------------------------------------------------------------------
Principal          -   The Fund invests mainly (at least 80% of its assets and
Investment             typically more) in common stocks of foreign companies in
Strategies             countries having economies and markets generally
                       considered to be developed. The Fund's portfolio is diversified.

                   - The Fund may also invest to a lesser extent in common stocks of foreign companies located in emerging markets.

                   - Common stocks of foreign companies are predominantly traded on foreign stock exchanges.

                   - Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income.

                   - The Fund may invest to a lesser extent in American Depository Receipts and Global Depository Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

                   - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Investment Adviser believes complement one another. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


                   See "Additional Investment & Risk Information" for more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks    The Fund is subject to the following principal risks. Other risks are described under "Additional Investment & Risk
                   Information."

                   - There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                   - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                   - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                   - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

                   - Investing in emerging markets involves even greater risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                   - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Retail Class or Retirement Class.

                                                        RETAIL CLASS         RETIREMENT CLASS
                                                   ----------------------------------------------
SHAREHOLDER FEES                                            None                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                              0.96%                  0.96%
Distribution (12b-1) fee                                    0.10%                  NONE
Other expenses(1)                                           5.97%                  0.30%
                                                           -----                  -----
Total annual operating expenses                             7.03%                  1.26%
Fee waiver and expense reimbursement(2)                    -5.58%                 -0.11%
                                                           -----                  -----
Net expenses                                                1.45%                  1.15%

-------------------------


(1) "Other expenses" are based on estimated amounts for the current fiscal year and include transfer agency fees which are class specific.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.45% for the Retail Class and 1.15% for the Retirement Class. This waiver and reimbursement will remain in place until July 15, 2002.


EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

         -        You reinvested all dividends and other distributions.

         -        The Fund's average annual return was 5%.

         -        The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                1 Year               3 Years*
                                ------               -------
RETAIL CLASS                     $148                 $1,574
RETIREMENT CLASS                 $117                 $  389

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

ADDITIONAL INVESTMENT & RISK INFORMATION

The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investments and risks listed in each Fund's Risk & Return Summary. Further information about investments and risks is available in the Funds' Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, one or more Funds may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

DERIVATIVES: The Select Funds may use derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market risk, to maintain liquidity or to commit cash pending investment. No more than 5% of any Select Fund's assets may be invested in margin required for these or any other derivative instrument.

The International Equity Fund and Bond Funds may use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge its non-U.S.-dollar-denominated obligations and may also use them for investment purposes.


Each of the Blended Funds may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. No more than 5% of any Blended Fund's assets may be invested in margin required for these or any other derivative instrument.

The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

--------------------------------------------------------------------------------
WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

--------------------------------------------------------------------------------
WHAT IS A MANAGER OF MANAGERS?
The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates assets among them.
--------------------------------------------------------------------------------

SBC Financial Services, Inc. (the "Investment Adviser"), an affiliate of the Annuity Board, serves as the investment adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Funds' Board of Trustees. As a manager of managers, it continually monitors the performance and operations of the Select Funds' Sub-Advisers and allocates the assets of each Select Fund among the Sub-Advisers. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has applied to the Securities and Exchange Commission ("SEC") for an exemptive order. If the SEC grants the exemptive order, shareholder approval will not be required for such change, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days.

The Investment Adviser allocates each Blended Fund's investments among the Select Funds and rebalances their investments among the Select Funds as discussed above. In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc., whereby Northern Trust Investments invests up to 10% of each of the Blended Fund's assets directly into exchange-listed equity futures contracts, exchange-listed U.S. Treasury futures contracts and/or U.S. Treasury securities in order to gain exposure to the U.S. equity and fixed income markets on cash balances.

The Investment Adviser has no prior experience managing a mutual fund. However, the Investment Adviser's parent, the Annuity Board, is responsible for managing approximately $7.5 billion in retirement, welfare and other assets. The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. Each Fund pays monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

FUND                          MANAGEMENT FEE
Flexible Income Fund               0.10%*
Growth & Income Fund               0.10%*
Capital Opportunities Fund         0.10%*
Global Equity Fund                 0.10%*
Money Market Fund                  0.22%
Low-Duration Bond Fund             0.42%
Medium-Duration Bond Fund          0.43%
Extended-Duration Bond Fund        0.55%
Equity Index Fund                  0.17%
Value Equity Fund                  0.75%
Growth Equity Fund                 0.77%
Small Cap Equity Fund              1.10%
International Equity Fund          0.96%

* In addition, the Blended Funds will indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

SUB-ADVISERS
--------------------------------------------------------------------------------
WHAT IS A SUB-ADVISER?

Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.
--------------------------------------------------------------------------------
Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington, Delaware:
BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $201.6 billion in assets under management as of March 31, 2001. A team of portfolio managers, led by Thomas H. Nevin, manages BlackRock's portion of the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has over 27 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $201.6 billion in assets under management as of March 31, 2001. A team of portfolio managers, led by Scott Amero, manages BlackRock's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach, California:
PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $207 billion. John L. Hague serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He is a Managing Director, member of the executive committee and a senior member of PIMCO's portfolio management and investment strategy groups. Mr. Hague has amassed 20 years of investment experience through his 13 years with PIMCO, his previous position with Salomon Brothers Inc., where he specialized in international fixed income products and mortgage securities, and from his credit research with J.P. Morgan.

Payden & Rygel, Los Angeles, California: Payden & Rygel, an independently owned firm, was founded in 1983 and has continuously grown to its current size of $32 billion under management. It manages its portion of the Low-Duration Bond Fund utilizing a team approach. Oversight is provided by the Investment Policy Committee, which is comprised of 6 senior managing principals, who average 18 years of industry experience and 10 years tenure with the company.

MEDIUM-DURATION BOND FUND:
Goldman Sachs Asset Management ("Goldman Sachs") New York, New York: Goldman Sachs, a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., has been providing discretionary investment advisory services since 1989 to institutional investors. Together with other units of IMD of Goldman, Sachs & Co., Goldman Sachs has assets under management of approximately $277.5 billion as of March 31, 2001. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.

Pacific Investment Management Company LLC, Newport Beach, California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $207 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $71.1 billion in assets that span the yield curve and globe. Western's Investment Strategy Group manages its portion of the Medium-Duration Bond Fund. Western's fixed-income discipline is a team approach that unites groups of specialists dedicated to different market sectors.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages more than $67 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel
J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.

STW Fixed Income Management LTD, Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $10 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.

EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. Quantitative management is a process. All decisions are made in a systematic manner and are not dependent on a specific individual.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $26 billion in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 23 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 23-year investment career, he also served as a Research Analyst.

Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $10.4 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has almost 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage its portion of the Value Equity Fund.

Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $3.7 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.

GROWTH EQUITY FUND:

Dresdner RCM Global Investors LLC, San Francisco, California: The firm was founded as a large cap growth equity manager in 1970. As of March 31, 2001, it has approximately $39 billion under management and advice. William L. Price, Chairman and Chief Investment Officer, is the portfolio manager for its portion of the Growth Equity Fund. He joined in 1977 as a member of the Equity Portfolio Management Team. He has 30 years experience in the industry.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage its portion of the Growth Equity Fund.

Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $14 billion in assets. Mr. Larry D. Tashjian, CFA, CIC, is the Portfolio Manager of its portion of the Growth Equity Fund. Mr. Tashjian has been in the investment industry since 1978, and has been with PIC since 1981, where he is currently serving in the role of Executive Managing Director.

TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of March 31, 2001, it had approximately $75 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager - Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.

SMALL CAP EQUITY FUND:

Aronson + Partners, Philadelphia, Pennsylvania: Aronson+Partners is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $4 billion for 33 clients. Its portion of the Small Cap Equity Fund is managed by a team.

HighRock Capital LLC, Boston, Massachusetts: HighRock manages approximately $2 billion in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding HighRock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.

Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $14 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage the cash portion of the Small Cap Equity Fund.

Westpeak Global Advisors L.P., Boulder, Colorado: Westpeak, founded in 1991, manages a range of U.S. and non-U.S. equity strategies for many corporate and public pension plans. In addition, it is sub-adviser for several mutual funds. It manages approximately $10 billion in assets. Westpeak employs a highly disciplined proprietary investment process that was developed over the past 25 years by Gerald H. Scriver, President, CEO and CIO of Westpeak. Mr. Scriver is portfolio manager for its portion of the Small Cap Equity Fund.

INTERNATIONAL EQUITY FUND:

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC, has been providing investment management services since 1968 and has approximately $133.4 billion in assets. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.

Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 10 years experience and, as of March 31, 2001, manages $13.5 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Glenmede Advisers, Inc., Philadelphia, Pennsylvania: Glenmede Advisers, with over 45 years of firm experience, serves as the investment advisor to Glenmede's International Equity Mutual Fund and is a wholly-owned subsidiary of The Glenmede Trust Company. As of March 31, 2001, Glenmede has $17 billion under management of which approximately $3 billion is managed in its International Equity product. It uses a team approach to manage its portion of the International Equity Fund.

Montgomery Asset Management LLC, San Francisco, California: Montgomery was founded in 1990 and currently has approximately $8.3 billion in assets under management. Josephine Jimenez, CFA, Senior Portfolio Manager, specializing in emerging markets, is responsible for its portion of the International Equity Fund. She has more than twenty years of investment experience. Prior to joining Montgomery in 1991, Ms. Jimenez worked as Portfolio Manager at Emerging Markets Investors Corporation, from 1989 through 1991.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC is the successor entity to Oechsle International Advisors, L.P., an international investment management firm that was formed in August of 1986 by a group of investment professionals who previously worked together as a team at Putnam International Advisors. Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of April 30, the firm manages $16,759 million in assets. It uses a team approach to manage its portion of the International Equity Fund.

Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $3.2 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 28 years' experience in equity investment and Kenneth Lyall has 18 years' experience.

BLENDED FUNDS:

In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. whereby Northern Trust Investments, Inc. invests the cash balances of each Blended Fund. Northern Trust Investments, Inc. has been managing assets since it was founded in 1889. Northern Trust Investments, Inc. and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage the cash portion of each Blended Fund.

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                  [FLOWCHART]

                                                               - - - - - - - - - -
                                                               |  SHAREHOLDERS   |
                                                               |                 |
                                                               - - - - - - - - - -
                                                                        |
                                                                        |
                                                                        |
                 -  - - - - - - - - - - - - - - - - - - - - - - -       |      - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution     |            PRINCIPAL DISTRIBUTOR              |      |      |              SHAREHOLDER SERVICES                 |
and Shareholder  |           PFPC Distributors, Inc.             |      |      |          Annuity Board of the Southern            |
Services         |             3200 Horizon Drive                |      |      |               Baptist Convention                  |
                 |         King of Prussia, PA 19406-2663        |      |      |             2401 Cedar Springs Road               |
                 |                                               |- - - | - -  |              Dallas, TX 75201-1498                |
                 |                                               |      |      |                                                   |
                 |                                               |      |      |        Handles shareholder services for all       |
                 |                                               |      |      |    classes, including phone customer service, as  |
                 |        Distributes the Funds' shares.         |      |      |       well as record keeping, distribution of     |
                 |                                               |      |      |       income and production of statements for     |
                 |                                               |      |      |              Retirement Class accounts.           |
                 - - - - - - - - - - - - - - - - - - - - - - - - -      |      - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                        |                                |
                                                                        |                                |
                                                                                                         |
                 - - - - - - - - - - - - - - - - - - - - - - - - - -    |      - - - - - - - - - - - - - - - - - - - - - - - - - - -
                 |                                                 |    |      |                                                   |
Asset            |                INVESTMENT ADVISER               |    |      |                                                   |
Management       |           SBC Financial Services, Inc.          |    |      |                 TRANSFER AGENT                    |
                 |              2401 Cedar Springs Road            |- - | - -  |                     PFPC Inc.                     |
                 |               Dallas, TX 75201-1498             |    |      |               400 Bellevue Parkway                |
                 |                                                 |    |      |              Wilmington, DE 19809-3706            |
                 |                                                 |    |      |                                                   |
                 |  Supervises the overall management of the Funds'|    |      |   Processes and records purchases and sales of    |
                 |      investment activities.                     |    |      | Fund shares for all classes. Handles shareholder  |
                 |                                                 |    |      |      services for the Retail Class, including     |
                 |                                                 |    |      |      recordkeeping, distribution of income and    |
                 |                                                 |    |      |               production of statements.           |
                 - - - - - - - - - - - - - - - - - - - - - - - - - -    |      - - - - - - - - - - - - - - - - - - - - - - - - - - |
                                        |                               |
                                        |                               |
                 - - - - - - - - - - - - - - - - - - - - - - - - - -    |
                 |                                                 |    |
                 |                 SUB-ADVISERS                    |    |     - - - - - - - - - - - - - - - - - - - - - - - - - - -|
                 |                See list above.                  |    |     |                                                    |
                 |                                                 |    |     |                      CUSTODIAN                     |
                 |     Make the day-to-day investment decisions    |    |     |             The Northern Trust Company             |
                 |              for the Select Funds.              |    |     |               50 South LaSalle Street              |
                 |                                                 |    |     |                Chicago, IL 60675-0001              |
                 - - - - - - - - - - - - - - - - - - - - - - - - - -    |     |                                                    |
                                                                        | _ _ |                                                    |
                                                                        |     |  Serves as custodian of the assets of the Funds.   |
                 - - - - - - - - - - - - - - - - - - - - - - - - - -    |     |    The custodian settles all portfolio trades.     |
                 |             ADMINISTRATOR AND FUND              |    |     |                                                    |
                 |                ACCOUNTING AGENT                 |    |     - - - - - - - - - - - - - - - - - - - - - - - - - - -
                 |                    PFPC Inc.                    |    |                                 |
                 |              400 Bellevue Parkway               |    |                                 |
                 |           Wilmington, DE 19809-3706             |    |                                 |
                 |                                                 | - -|     - - - - - - - - - - - - - - - - - - - - - - - - - - -|
                 | Provides facilities, equipment and personnel to |    |     |                                                    |
                 | carry out administrative services related to the|    |     |                    IRA CUSTODIAN                   |
                 |     Funds and calculates the Funds' NAV's,      |    |     |                SBC Trust Services, Inc.            |
                 |          dividends and distributions.           |    |     |                 2401 Cedar Springs Road            |
                 - - - - - - - - - - - - - - - - - - - - - - - - - -    |     |                  Dallas, TX 75201-1498             |
                                                                        |     |                                                    |
                                                                        |     |                                                    |
                                                                        |     |       Serves as custodian for IRA accounts.        |
                                                                        |     |                                                    |
                                                                        |     - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                        |
                                                    - - - - - - - - - - - - - - - - - - - - -
                                                    |            BOARD OF TRUSTEES          |
                                                    |    Supervises the Funds' activities   |
                                                    - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

RETIREMENT CLASS

Retirement Class shares of the Funds are sold only to retirement, savings and welfare benefit plans (such as 403(b), 401(k) and other plans) offered through the Annuity Board ("Annuity Board Plans"). If you participate in an Annuity Board Plan offered by your employer, contact your employer, your plan administrator or the Annuity Board at (800) 262-0511. Your Annuity Board Plan may require separate applications, and its policies and procedures, including minimum investments, may be different than those described below. Your Annuity Board Plan procedures may require additional days to process contributions, withdrawals and other transactions.

RETAIL CLASS

Retail Class shares of the Funds are sold only to the following persons:

-        Participants in Annuity Board Plans;

-        Persons eligible to be participants in Annuity Board Plans;

-        Annuitants under Annuity Board Plans; and

-        Spouses of all the above persons.

Eligible investors may purchase Retail Class shares of the Funds by following one of the methods for opening an account shown below under "Transactions with the Funds."

OPEN AN IRA OR AN ACCOUNT FOR A MINOR: Retail Class shares of the Funds are available to eligible investors for purchase through individual retirement accounts (IRAs) and Roth IRAs. SBC Trust Services, Inc., a controlled affiliate of the Annuity Board, and an affiliate of the Investment Adviser will serve as custodian to the IRAs. Eligible investors may also establish a Retail Class account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call SBC Trust Services, Inc. at (800) 262-0511.

MINIMUM INVESTMENTS

You must initially invest a minimum of $1,000 in each of your Fund accounts holding Retail Class shares. The $1,000 minimum applies separately to each Fund that you own.

                                                    SUBSEQUENT PURCHASES
                                                    --------------------
For Most Accounts                                            $100
Automatic Monthly Investment Plans                           $100
Exchanges from another Fund                                  $250
IRAs and Uniform Gifts/Transfers to
Minors Accounts                                              $100

MINIMUM ACCOUNT SIZE

Each Fund reserves the right to close any account (except Annuity Board Plan accounts) if the balance falls below $1,000 due to redemptions, not market action. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice.

TRANSACTIONS WITH THE FUNDS

The following transaction procedures do not apply to Annuity Board Plan accounts. If you own Retirement Class shares through an Annuity Board Plan, you should consult your employer, your plan administrator or the Annuity Board for proper instructions.

-----------------------------------------------------------------------------------------------------------
METHOD                        OPEN AN ACCOUNT                      ADD TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------
By Mail                       Complete and sign the                Send in a check for the
                              application.  Mail it with your      appropriate minimum amount (or
AB Funds Trust                check made payable to AB Funds       more).  Make your check payable
P.O. Box 8990                 Trust.  Your initial investment      to AB Funds Trust. Always show
Wilmington, DE 19899-8980     must meet the minimum amount.        your account name and number
                                                                   or include the detachable slip
                                                                   from your confirmation statement.
-----------------------------------------------------------------------------------------------------------
By Telephone                  If you already have an account       You may make investments by
                              with us and you have authorized      telephone ($100 minimum) if you
(800) 262-0511                telephone transactions, you may      have previously authorized it.
Your account will auto-       call to open an account in another   Once you call, we will deduct the
matically have certain        Fund.  You may direct us to deduct   dollar amount you designate from
telephone privileges unless   an amount from your previously       your previously authorized
you designate otherwise on    authorized checking account or to    checking account.
your initial application or   exchange shares from your existing
on a form available upon      account in another Fund, or you may
request by calling (800)      send us a wire. (For exchanges, the
262-0511. When you call,      names and addresses on the accounts
we may request personal       must be identical.)  Your initial
identification and tape       investment in the new Fund must
record your call.             meet the minimum amount.
-----------------------------------------------------------------------------------------------------------
Online                        If you do not have an existing       You may make additional
                              account, you may download an         investments online if you have
www.absbc.org                 application from our Web site and    previously authorized it.  Once
Register through our          forward your signed application      you place your order through our
Web site.  You can then       to:                                  Web site, we will deduct the
establish a personal          AB Funds Trust                       dollar amount you designate from
identification number         P.O. Box 8980                        your previously authorized
("PIN") on our Web site that  Wilmington, DE 19899-8980            checking account.
will enable you to make       Existing Shareholders may open an
transactions with the Funds   account in another Fund through
online.                       our Web site.  You may instruct us
                              to deduct an amount from your
                              previously authorized checking
                              account or to exchange shares
                              from your existing account in
                              another Fund.  (For exchanges, the
                              names and addresses on the
                              accounts must be identical.)  Your
                              initial investment in the new Fund
                              must meet the minimum amount.
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
METHOD                        OPEN AN ACCOUNT                      ADD TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Automatic Transaction Plans   Not applicable.                      Automatic Investment Plan:
                                                                   You may authorize automatic
For each type of automatic                                         monthly or quarterly investments
transaction plan, you must                                         in a constant dollar amount ($100
complete the appropriate                                           minimum).  We will withdraw the
section on your initial                                            designated dollar amount from your
application or complete an                                         checking account on the 5th or
authorization form,                                                20th day (whichever you designate)
available upon request by                                          of the month beginning on the
calling (800) 262-0511.                                            month you designate. We will invest
                                                                   it into the Fund that you have
                                                                   designated. If the 5th or the 20th
                                                                   of the month do not fall on a
                                                                   business day, we will withdraw the
                                                                   designated dollar amount on the
                                                                   following business day.
-----------------------------------------------------------------------------------------------------------
By Wire                       Call your bank with the wire         Call (800) 262-0511 to notify us
                              instructions shown to the left.      of the wire.  Call your bank with
PNC Bank, NA                  The wire must be received by 4:00    the wire instructions shown to
ABA#: 031000053               p.m. Eastern time for same day       the left. The wire must be
{Designate the Fund}          processing.                          received by 4:00 p.m. Eastern
DDA#: 86-1497-2484                                                 time for same day processing.
FBO: Shareholder Name and     Please call (800) 262-0511 for
Account Number                the account number to include
                              on the wire.

                              You must send a completed
                              application by overnight delivery
                              in advance of the wire to:
Note: Your bank may charge    AB Funds Trust
you a fee for handling a      {Designate the Fund}
wire transaction.             400 Bellevue Parkway, Suite 108
                              Wilmington, DE 19809-3706

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
METHOD                       REDEEM SHARES                        EXCHANGE SHARES
-----------------------------------------------------------------------------------------------------------
By Mail                      Send a letter of instruction that    Send a letter of instruction that
                             includes:                            includes:
AB Funds Trust              -    The Fund name, your              -   Your account number, the
P.O. Box 8980                    account number, the name of          name of each owner (exactly as
Wilmington, DE 19899-8980        each owner (exactly as they          they appear on the account),
                                 appear on the account) and the       the dollar amount you wish to
                                 dollar amount  you wish to           exchange ($250 minimum) and
                                 redeem.                              the new Fund into which the
                            -    Include all genuine                  amount is being invested.
                                 signatures  (exactly as they     -   Include all genuine
                                 appear on the account) and any       signatures (exactly as they
                                 documents that may be required       appear on the account) and any
                                 (and a medallion signature           documents that may be required.
                                 guarantee, if required). See     The names and addresses on the
                                 "Medallion Signature             accounts must be identical.
                                 Guarantees" below.               Shares will be exchanged into the
                                                                  same class.
                             You will receive your redemption
                             payment in the form you previously
                             authorized: check, deposit to your
                             bank account, or wire transfer
                             (for wire transfers, a fee will be
                             charged).
-----------------------------------------------------------------------------------------------------------
By Telephone                 If you have previously authorized    If you have previously authorized
                             telephone redemptions, you may       it, you may exchange shares for
(800) 262-0511               redeem shares by calling us          shares of another Fund ($250
Your account will auto-      ($25,000 limit).                     minimum) over the telephone.  The
matically have certain                                            names and addresses on the
telephone privileges         You will receive your redemption     accounts must be identical.
unless you designate other-  payment in the form you previously   Shares will be exchanged into the
wise on your initial appli-  authorized: check, deposit to your   same class.
cation or on a form avail-   bank account, or wire transfer
able upon request by         (for wire transfers, a $10 fee will
calling (800) 262-0511.      be charged).
When you call, we may
request personal             If you have changed your address
identification and tape      within the past 10 business days,
record your call.            your redemption request must be in
                             writing (follow the instructions
                             in this table above for how to
                             Redeem Shares: By Mail).
-----------------------------------------------------------------------------------------------------------
Online                       You may redeem shares through our    You may exchange shares for shares
                             Web site.  You will receive your     of another Fund ($250 minimum)
www.absbc.org                redemption payment in the form you   through our Web site. The names
Register through our         previously authorized: check or      and addresses on the accounts must
Web site.  You can then      deposit to your bank account.        be identical.  Shares will be
establish a personal                                              exchanged into the same class.
identification number        If you have changed your address
("PIN") on our Web site      within the past 10 business days,
that will enable you to      your redemption request must be in
make transactions with the   writing (follow the instructions
Funds online.                in this table above for how to
                             Redeem Shares: By Mail).
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
METHOD                       REDEEM SHARES                             EXCHANGE SHARES
-----------------------------------------------------------------------------------------------------------
Automatic Transaction Plans  Systematic Withdrawal Plan:               Not Applicable.
                             You may specify a percent of your
You must complete the        account or a dollar amount ($250
appropriate section on       minimum) to be withdrawn monthly,
your initial application     quarterly or annually on the 25th
or complete an               of the month beginning on the month
authorization form,          you designate. (If the 25th
available upon request by    does not fall on a business day,
calling 800 262-0511.        we process withdrawals on the next
                             business day.)  We reserve the
                             right to charge you for each
                             withdrawal. At the time you
                             authorize the withdrawal plan,
                             you must have a minimum account
                             balance of $5,000. You must have
                             all dividends and other distributions
                             reinvested. We will continue the
                             withdrawals until your shares are
                             gone or you cancel the plan. You
                             may cancel or change your plan or
                             redeem all your shares at any time.

                             You will receive your redemption
                             payment in the form you previously
                             authorized:  check or deposit to
                             your bank account.
-----------------------------------------------------------------------------------------------------------
By Wire                      You may redeem shares by                  Not applicable.
                             contacting us by mail or by
Note:  Your bank may         telephone and instructing us to
charge you a fee for         wire your proceeds to your bank
handling a wire              ($10,000 minimum).  (Follow the
transaction.                 instructions in this table for how
                             to Redeem Shares: By Mail, By
Note:  The Funds and their   Telephone or Online.) Wire
transfer agent are not       redemptions can be made only if
responsible for the          you have previously authorized it
efficiency of the federal    on an authorization form, available
wire system or your bank.    upon request by calling (800) 262-0511
                             (including attaching a voided check
                             from the account where proceeds are
                             to be wired). A $10 fee will be charged
                             for wire transfers.
-----------------------------------------------------------------------------------------------------------

MORE SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

PFPC determines the NAV per share of each class of Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of the Fund will vary by class.

--------------------------------------------------------------------------------
WHAT IS THE NET ASSET VALUE or "NAV"?
                           NAV = Assets - Liabilities
                                 --------------------
                                 Outstanding Shares

--------------------------------------------------------------------------------

Each Fund, except the Money Market Fund, values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of its shares and the shares of the Blended Funds investing in it may change on days when you will not be able to purchase or redeem.

PURCHASE OF SHARES

Fund shares are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from any investor who engages in excessive purchases, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at the NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

CHECKWRITING OPTION

If you own shares of the Money Market Fund, you may draw money from your Money Market Fund account by writing a check of $250 or more. You must complete an authorization form, available upon request by calling (800) 262-0511. Because the amount in your Money Market Fund account is likely to change frequently, you should verify this amount before writing a check. You may not write a check to close your account. We will impose charges for stop payment orders and returned checks. We will redeem an appropriate amount of shares from your Money Market Fund account to pay for these charges.

Checkwriting privileges are not available for retirement plan accounts or other tax-deferred accounts. Such privileges would result in significant, negative tax consequences to the shareholder.

REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds' transfer agent has received payment in federal funds.

If you are investing through an Annuity Board Plan, your employer, plan administrator or the Annuity Board may have their own procedures for transmitting transaction orders and payments to the Funds' transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.

MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

         -        Any written redemption request for $50,000 or more.

         - Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

         - Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.

REDEEMING RECENTLY PURCHASED SHARES

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your Fund shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES

--------------------------------------------------------------------------------
WHAT IS AN EXCHANGE?

An exchange between Funds is really two transactions - a
sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.
--------------------------------------------------------------------------------

The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a retirement plan account or an IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

TELEPHONE AND ONLINE TRANSACTION

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requestor is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. Your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing.

The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our Web site, during periods of unusual market activity, contact us by regular or express mail.

DUPLICATE MAILINGS TO SAME HOUSEHOLD

We try to eliminate duplicate mailings to the same household. If two Fund shareholders have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone. This practice does not apply to participants in an Annuity Board Plan. Annuity Board Plan participants will receive individual reports.

DISTRIBUTIONS

--------------------------------------------------------------------------------
WHAT IS NET INVESTMENT INCOME?
Net investment income consists of interest and dividends earned by a Fund on its investments less accrued expenses.
--------------------------------------------------------------------------------

The Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund will declare and pay dividends from net investment income monthly. The Money Market Fund will declare income dividends daily and will pay them monthly. The Equity Index Fund, Value Equity Fund, and Growth Equity Fund will declare and pay dividends from net investment income semi-annually. The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Small Cap Equity Fund and the International Equity Fund will each declare and pay dividends from net investment income annually. Each Fund will also distribute to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares, unless you elect to receive your distributions in cash. Retirement plan accounts and other tax-deferred accounts are not eligible to receive distributions in cash and must have shares reinvested to avoid significant negative tax consequences.

TAXES

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. If you are investing through a tax-deferred account, such as a retirement plan account or an IRA ("Tax-Deferred Account"), special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or taken as cash. A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. The foregoing does not apply to Tax-Deferred Accounts.

Unless you are investing through a Tax-Deferred Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and sale (redemption) prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Deferred Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

Persons considering investing in Fund shares other than through Tax-Deferred Accounts should be aware that all distributions by the Funds for 2001 will be taxable as ordinary income and that the Funds are not expected to make any distributions for that year that will be taxable as long-term capital gain (which is subject to a maximum Federal tax rate of 20%). Those persons also should be aware that (1) all securities transferred to the Funds from the Annuity Board ("Securities") -- see "Taxation" in the Fund's Statement of Additional Information -- will be treated for tax purposes as having been acquired by the Funds on dates no earlier than January 1, 2001, even though the Annuity Board actually acquired the majority of the Securities before those dates, and (2) many Securities will reflect substantial unrealized gains that accumulated before their transfer to the Funds. Those gains will be taxable to Fund shareholders when they are realized by the Funds and distributed to those shareholders (and, as noted above, will not be eligible for taxation as long-term capital gains to the extent they are realized in 2001).

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.

                            DISTRIBUTION ARRANGEMENTS

Shares of the Funds are sold without a sales load on a continuous basis by PFPC Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, PA 19406 (the "Distributor"). The Funds' Board of Trustees has adopted Shareholder Service Plans for the Retirement Class and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan").

Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay service fees to parties that provide services for and maintain shareholder accounts. The Retail Class of each Select Fund is authorized to pay service fees of 0.15% of average daily net assets and the Retirement Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets. Under the 12b-1 Plan, the Retail Class of each Select Fund is authorized to pay distribution (12b-1) fees of 0.10% of average daily net assets and the Retail Class of each Blended Fund is authorized to pay distribution (12b-1) fees of 0.06% of average daily net assets. Distribution (12b-1) fees will be used to reimburse persons who provide, or make payments for, distribution assistance for the Funds, including paying for the preparation of advertising and sales literature, the printing and distribution of such materials to prospective investors and related advertising and promotional expenses. Payments under the 12b-1 Plan are not based on expenses actually incurred, and the payments may exceed distribution expenses actually incurred.

Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
WHAT ARE 12b-1 FEES?
12b-1 fees, charged by some mutual funds, are deducted from fund assets to pay for marketing and advertising expenses or to compensate sales professionals for selling shares of the mutual funds.
--------------------------------------------------------------------------------

SHARE CLASSES

The Select Funds also offer Institutional Class shares to certain Southern Baptist foundations and to defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services.

                              FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides a technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that affected the Funds' performance.

If you have questions or need information about your Annuity Board Plan account, contact your employer, your plan administrator or the Annuity Board at (800) 262-0511 (7 a.m. to 6 p.m. Central time).

To request these free documents or for other information (except Annuity Board Plan accounts) contact:

AB Funds Trust
P.O. Box 8980
Wilmington, DE 19899-8980

You may also get free copies by:

-        Accessing them (except SAI) on our Website at www.absbc.org.

- Accessing them on the EDGAR Database on the SEC's Internet site -- http://www.sec.gov.

- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090)

- Requesting copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee) or by electronic request at the following e-mail address: publicinfo@sec.gov.



The investment company registration number is 811-10263

--------------------------------------------------------------------------------

[ANNUITY BOARD LOGO]                   AB
                                  FUNDS TRUST

--------------------------------------------------------------------------------
       MONEY MARKET FUND                              EQUITY INDEX FUND
     LOW-DURATION BOND FUND                           VALUE EQUITY FUND
    MEDIUM-DURATION BOND FUND                        GROWTH EQUITY FUND
   EXTENDED-DURATION BOND FUND                      SMALL CAP EQUITY FUND
                                                  INTERNATIONAL EQUITY FUND



================================================================================


                               INSTITUTIONAL CLASS

                         PROSPECTUS DATED JULY 9, 2001

This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

                                TABLE OF CONTENTS

A look at the goals, strategies,   RISK & RETURN SUMMARIES
risks and expenses of each         Introduction...................................................           3
Fund.                              Money Market Fund..............................................           4
                                   Low-Duration Bond Fund.........................................           6
                                   Medium-Duration Bond Fund......................................           9
                                   Extended-Duration Bond Fund....................................          12
                                   Equity Index Fund..............................................          15
                                   Value Equity Fund..............................................          18
                                   Growth Equity Fund.............................................          21
                                   Small Cap Equity Fund..........................................          23
                                   International Equity Fund......................................          25

                                   ADDITIONAL INVESTMENT & RISK INFORMATION.......................          27

Details about the Funds'           MANAGEMENT OF THE FUNDS
management and service             Investment Adviser.............................................          28
providers.                         Sub-Advisers...................................................          29
                                   Service Providers..............................................          32

                                   SHAREHOLDER INFORMATION
                                   Eligible Investors.............................................          34
                                   No-Load Class..................................................          34
                                   Minimum Investment & Account Size..............................          34


Policies and instructions for      TRANSACTIONS WITH THE FUNDS....................................          35
opening, maintaining and
closing an account.                MORE SHAREHOLDER INFORMATION...................................          37

                                   FOR MORE INFORMATION...........................................  back cover

--------------------------------------------------------------------------------
DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?
For information about key terms and concepts, look for our explanations shown in boxes.
--------------------------------------------------------------------------------

RISK & RETURN SUMMARIES

INTRODUCTION

--------------------------------------------------------------------------------
WHAT IS A MUTUAL FUND?
A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.
--------------------------------------------------------------------------------

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

--------------------------------------------------------------------------------
WHO IS THE INVESTMENT ADVISER?
SBC Financial Services, Inc. ("SBC Financial") serves as the Investment Adviser to the Funds. It is an affiliate of the Annuity Board of the Southern Baptist Convention ("Annuity Board"). Rather than making the day-to-day investment decisions for the Funds, it retains the services of other investment management firms to do so.
--------------------------------------------------------------------------------

Each Fund uses various investment management firms to manage its assets. The Investment Adviser reviews the firms' performance, allocates the assets of each Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the firms selected.

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

                         THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION
Investment               - The MONEY MARKET FUND seeks to maximize current
Objective                  income to the extent consistent with the preservation
                           of capital and liquidity and the maintenance of a
                           stable per share price of $1.00.
--------------------------------------------------------------------------------
Principal                - The Fund invests in a broad range of high quality,
Investment                 short-term money market instruments denominated
Strategies                 exclusively in U.S. dollars.

                         - The Fund invests primarily in:

                           - Short-term obligations issued or guaranteed by:

                             - U.S. government, banks, and corporations;

                             - Foreign governments, banks and corporations; and

                           - Mortgage-backed and asset-backed securities.

                           - The Fund may enter into repurchase agreements
                             relating to the above instruments.

                         - The Fund expects, but does not guarantee, a constant
                           net asset value of $1.00 per share by valuing its portfolio securities at amortized cost.

                         - High quality commercial paper and other obligations
                           generally must be rated as follows: (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO"), the obligation is rated in the highest rating category of any two NRSROs, (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO's highest rating category, and (iii) if an obligation is not rated by a NRSRO, the Fund's Sub-Adviser must determine it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

                         - The Fund will maintain a dollar-weighted average
                           portfolio maturity of 90 days or less.

                         - The Fund's investments in securities will be
                           limited to obligations that mature in 397 days or less from the date of purchase.

                         - The Fund may invest only in securities that comply
                           with the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates mutual funds.

                         - The Fund uses one or more Sub-Advisers to manage its
                           portfolio under the general supervision of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - Although the Fund seeks to preserve its value at
                           $1.00 per share, it is possible for you to lose money by investing in the Fund. The Fund is not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency.

                         - The Fund's return will drop if short-term interest
                           rates drop.

                         - There is a risk that the issuer of a fixed income
                           investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                         - The Fund's ability to concentrate its investments in
                           the financial industries may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

                         - Obligations of foreign banks and other foreign
                           issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.22%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                           0.04%
                                                                            ----
Total annual operating expenses                                             0.26%
Fee waiver and expense reimbursement(2)                                    -0.01%
                                                                            ----
Net expenses                                                                0.25%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.
(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.25%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                 1 YEAR                      3 YEARS*
                 ------                      -------
                  $26                          $83

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                       THE LOW-DURATION BOND FUND SUMMARY


PORTFOLIO DESCRIPTION

Investment               - The LOW-DURATION BOND FUND seeks current income
Objective                  consistent with preservation of capital.

--------------------------------------------------------------------------------
Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in investment grade fixed income
Strategies                 securities. The Fund's portfolio is diversified.

                         - The Fund invests primarily in:

                           - Obligations issued or guaranteed by:

                             - U.S. government, banks, and corporations;

                             - Foreign governments, banks and corporations; and

                           - Mortgage-backed and asset-backed securities.

                         - The average quality rating for the Fund's portfolio
                           will be greater than or equal to the "Aa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund will not invest in fixed income securities that have a quality rating less than "Baa" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                         - The average dollar-weighted duration of the Fund
                           normally varies between 1 and 3 years.

                         - The Fund may hold up to 20% of its assets in
                           obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                         - The Fund may invest in derivative instruments such
                           as, but not limited to, futures contracts, options, and swap agreements.

                         - The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.
                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - The Fund's value will fluctuate in response to
                           interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                         - There is a risk that the issuer of a fixed income
                           investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                         - Securities rated "Baa" by Moody's or the equivalent
                           by S&P are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.


                         - Obligations of foreign issuers may be negatively
                           affected by political events,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           economic conditions or inefficient, illiquid, or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                         - Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                         - The Fund's use of derivative instruments may
                           increase the risk of loss.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment strategy.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund that takes into account not only the maturity of the bond(s) but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes - the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.42%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                           0.24%
                                                                            ----
Total annual operating expenses                                             0.66%
Fee waiver and expense reimbursement(2)                                    -0.21%
                                                                            ----
Net expenses                                                                0.45%


-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45%. This waiver and reimbursement will remain in place until July 15, 2002.


EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $ 46                     $190

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                     THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION
Investment               - The MEDIUM-DURATION BOND FUND seeks maximum total
Objective                  return consistent with preservation of capital.

--------------------------------------------------------------------------------

Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in investment grade fixed income
Strategies                 securities. The Fund's portfolio is diversified.

                         - The Fund invests primarily in:

                           - Obligations issued or guaranteed by:

                             - U.S. government, banks, and corporations;

                             - Foreign governments, banks and corporations; and

                           - Mortgage-backed and asset-backed securities.

                         - The average quality rating for the Fund's portfolio
                           will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund invests primarily in investment grade debt securities, but may hold up to 10% of its assets in high yield securities ("junk bonds") rated "B" or higher by Moody's or S&P (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                         - The average dollar-weighted duration of the Fund
                           normally varies between 3 and 7 years.

                         - The Fund may hold up to 20% of its assets in
                           obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                         - The Fund may invest in derivative instruments such
                           as, but not limited to, futures contracts, options, and swap agreements.

                         - The Fund uses a multi-manager approach, using two
                           or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers practice different investment styles and will make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.


                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------

Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - The Fund's value will fluctuate in response to
                           interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                         - There is a risk that the issuer of a fixed income
                           investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                         - High yield securities ("junk bonds") involve
                           greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                         - Obligations of foreign issuers may be negatively
                           affected by political events,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                         - Investing in emerging markets involves even greater
                           risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                         - Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                         - The Fund's use of derivative instruments may
                           increase the risk of loss.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment strategy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund that takes into account not only the maturity of the bond(s) but also the time when payments were made thereon. It is a useful measure of sensitivity to interest rate changes - the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.43%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                           0.24%
                                                                            ----
Total annual operating expenses                                             0.67%
Fee waiver and expense reimbursement(2)                                    -0.17%
                                                                            ----
Net expenses                                                                0.50%


-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.
(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.50%. This waiver and reimbursement will remain in place until July 15, 2002.


EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
        -  You reinvested all dividends and other distributions.
        -  The Fund's average annual return was 5%.
        -  The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $ 51                     $197

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                    THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION
Investment               - The EXTENDED-DURATION BOND FUND seeks maximum total
Objective                  return consistent with preservation of capital.
--------------------------------------------------------------------------------
Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in fixed income securities. The
Strategies                 Fund's portfolio is diversified.

                         - The Fund invests primarily in:

                           - Obligations issued or guaranteed by:

                             - U.S. government, banks, and corporations;

                             - Foreign governments, banks and corporations; and

                           - Mortgage-backed and asset-backed securities.

                         - The average dollar-weighted duration of the Fund
                           normally will be greater than or equal to 7 years.

                         - The average quality rating for the Fund's portfolio
                           will be greater than or equal to the "Baa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund does not currently expect to invest more than 20% of its assets in fixed income securities rated lower than investment grade. The Fund will not invest in fixed income securities that have a quality rating less than "B" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below that rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                         - The Fund may hold up to 30% of its assets in
                           obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers.

                         - The Fund may invest in derivative instruments such
                           as, but not limited to, futures contracts, options, and swap agreements.

                         - The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - The Fund's value will fluctuate in response to
                           interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.


                         - There is a risk that the issuer of a fixed income
                           investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                         - Bonds rated below investment grade involve greater
                           risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                         - Obligations of foreign issuers may be negatively
                           affected by political events,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                         - Investing in emerging markets involves even greater
                           risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                         - Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                         - The Fund's use of derivative instruments may
                           increase the risk of loss.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment strategy.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHAT IS DURATION?
Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund that takes into account not only the maturity of the bond(s) but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes - the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance the total return will be presented.


FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.55%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                           0.81%
                                                                            ----
Total annual operating expenses                                             1.36%
Fee waiver and expense reimbursement(2)                                    -0.71%
                                                                            ----
Net expenses                                                                0.65%


-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.
(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.65%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $ 66                    $361

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                          THE EQUITY INDEX FUND SUMMARY

--------------------------------------------------------------------------------
WHAT IS THE S&P 500 INDEX? The Standard and Poor's 500 Index - Total Return (the "S&P 500 Index") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.
--------------------------------------------------------------------------------

PORTFOLIO DESCRIPTION
Investment               - The EQUITY INDEX FUND seeks to provide investment
Objective                  results approximating the aggregate price and
                           dividend performance of the securities included in
                           the S&P 500 Index.
--------------------------------------------------------------------------------
Principal                - Under normal market conditions, the Fund will
Investment                 invest substantially all (at least 80%) of its total
Strategies                 assets in the equity securities of the companies that
                           make up the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index.

                         - The Fund may invest to a lesser extent in
                           derivative instruments, including exchange listed options, futures, and swap agreements, that are based on:

                             - The S&P 500 Index;

                             - Companies included in the S&P 500 Index; and

                             - Stock indexes other than but similar to the S&P
                               500 Index.

                         - The companies chosen for inclusion in the S&P 500
                           Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor's. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

                         - The Fund uses one or more Sub-Advisers to manage its
                           portfolio under the general supervision of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         - The Fund is passively managed, which means it tries
                           to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial, and market analysis. Rather, the Sub-Adviser(s) will buy and sell securities in response to changes in the S&P 500 Index. Because the Fund will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.


                         - The correlation between the Fund's performance and
                           the S&P 500 Index is expected to be greater than 98%, although it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)

                         - S&P does not endorse any stock in the S&P 500
                           Index. It is not a sponsor of the Fund
                           and is not affiliated with the Fund in any way.

                         See "Additional Investment & Risk Information" for more about the Fund's investments.

--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                         - The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term

--------------------------------------------------------------------------------
                           fluctuations in value.

                         - There is a risk that large capitalization stocks
                           may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

                         - There is a risk that the Fund, due to the Fund being
                           passively managed, may not perform as well as other strategies that follow traditional methods of investment management, such as selecting securities based on economic, financial, and market analysis.

                         - The Fund's use of derivatives, such as S&P 500
                           Index futures, may reduce the Fund's returns and increase its volatility.

                         - The Fund must pay various expenses, while the S&P
                           500 Index's total return does not reflect any
                           expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.17%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                           0.16%
                                                                            ----
Total annual operating expenses                                             0.33%
Fee waiver and expense reimbursement(2)                                    -0.08%
                                                                            ----
Net expenses                                                                0.25%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.25%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $26                      $98

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

\                          THE VALUE EQUITY FUND SUMMARY


PORTFOLIO DESCRIPTION
Investment               - The VALUE EQUITY FUND seeks to provide long-term
Objective                  capital appreciation.
--------------------------------------------------------------------------------
Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in equity securities. The Fund is
Strategies                 diversified and focuses on large and medium-sized
                           U.S. companies whose stocks are considered by the Fund's Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

                         - These stocks typically have lower price/earnings
                           ratios, lower asset valuations, and/or higher dividend yields relative to the U.S. market as a whole.

                         - The Fund may invest to a lesser extent in American
                           Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                         - The Fund uses a multi-manager approach, using two
                           or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. Each Sub-Adviser uses different investment strategies to identify stocks it believes are undervalued or are generally out of favor with investors. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                         - The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company's value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                         - There is a risk that value-oriented investments
                           may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining markets.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue their investment strategies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT ARE VALUE FUNDS?
Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                              0.75%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                           0.24%
                                                                            ----
Total annual operating expenses                                             0.99%
Fee waiver and expense reimbursement(2)                                    -0.23%
                                                                            ----
Net expenses                                                                0.76%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.76%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $ 78                     $292

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                         THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION
Investment               - The GROWTH EQUITY FUND seeks to provide long-term
Objective                  capital appreciation. Any income is incidental to
                           this objective.
--------------------------------------------------------------------------------

Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in equity securities. The Fund is
Strategies                 diversified and focuses on large and medium-sized
                           U.S. companies whose stocks are considered by the Fund's Sub-Advisers to have above-average growth prospects.

                         - The Fund focuses on companies believed to have
                           above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, and book value when compared to the U.S. market as a whole.

                         - The Fund may invest to a lesser extent in American
                           Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                         - The Fund uses a multi-manager approach, using two
                           or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth and unanticipated positive earnings. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                         - The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                         - Although the Fund will not concentrate in any
                           particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies. The technology sector is a good example where company stocks can be subject to abrupt or erratic price movements. As of May 31, 2001, 31% of the companies that comprised the predecessor fund were considered technology companies. As a result, the Fund may be subject to greater price volatility associated with investments in technology securities.

                         - There is a risk that growth-oriented investments
                           may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets, and to lag during periods of flat or declining markets.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue their investment strategies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT ARE GROWTH FUNDS?
Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
--------------------------------------------------------------------------------

PERFORMANCE
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                             0.77%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                          0.19%
                                                                          -----
Total annual operating expenses                                            0.96%
Fee waiver and expense reimbursement(2)                                   -0.18%
                                                                          -----
Net expenses                                                               0.78%


-------------------------

 (1) "Other expenses" are based on estimated amounts for the current fiscal year.


 (2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.78%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $80                      $288

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                        THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION
Investment               - The SMALL CAP EQUITY FUND seeks to provide
Objective                  long-term capital appreciation. Any income received
                           is incidental to this objective.

--------------------------------------------------------------------------------
Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in common stocks of U.S.
Strategies                 companies that, at the time of purchase, are in the
                           small capitalization segment of the U.S. equity market, consistent with the range of the Russell 2000
                           Index. The Fund's portfolio is diversified.

                         - The Fund is generally diversified with respect to
                           stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

                         - The Fund uses a multi-manager approach, using two
                           or more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select stocks that they believe have favorable investment characteristics, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts and quality of management. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - There is no guarantee that the stock market or the
                           stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                         - The Fund invests primarily in small companies. An
                           investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

                         - The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

                         - The Fund expects to have a high portfolio turnover
                           rate. High turnover creates more transaction costs and negative tax consequences that may have a negative impact on your investment in the Fund.

                         - The Fund may invest in initial public offerings
                           which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue their investment strategies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS MARKET CAPITALIZATION?
Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.


FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                             1.10%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                          0.39%
                                                                          -----
Total annual operating expenses                                            1.49%
Fee waiver and expense reimbursement(2)                                   -0.31%
                                                                          -----
Net expenses                                                               1.18%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.18%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
       - You reinvested all dividends and other distributions.
       - The Fund's average annual return was 5%.
       - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $120                     $441

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

                      THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION
Investment               - The INTERNATIONAL EQUITY FUND seeks to provide
Objective                  long-term capital appreciation. Any income received
                           is incidental to this objective.

--------------------------------------------------------------------------------
Principal                - The Fund invests mainly (at least 80% of its assets
Investment                 and typically more) in common stocks of foreign
Strategies                 companies in countries having economies and markets
                           generally considered to be developed. The Fund's portfolio is diversified.

                         - The Fund may also invest to a lesser extent in
                           common stocks of foreign companies located in emerging markets.

                         - Common stocks of foreign companies are predominantly
                           traded on foreign stock exchanges.

                         - Although the Fund has the flexibility to invest a
                           significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income.

                         - The Fund may invest to a lesser extent in American
                           Depository Receipts and Global Depositary Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

                         - The Fund uses a multi-manager approach, using two or
                           more Sub-Advisers that each manage a portion of its portfolio under the general supervision of the Investment Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Investment Adviser believes complement one another. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                         See "Additional Investment & Risk Information" for
                         more about the Fund's investments.
--------------------------------------------------------------------------------
Principal Risks          The Fund is subject to the following principal risks.
                         Other risks are described under "Additional
                         Investment & Risk Information."

                         - There is no guarantee that the international stock
                           markets or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

                         - The Fund's value will go up and down in response to
                           changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

                         - Securities of foreign issuers may be negatively
                           affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                         - Changes in currency exchange rates relative to the
                           U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

                         - Investing in emerging markets involves even greater
                           risk than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                         - The performance of the Fund will depend on how
                           successfully its Sub-Advisers pursue its investment strategies.
--------------------------------------------------------------------------------

PERFORMANCE

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

--------------------------------------------------------------------------------
WHAT ARE FUND EXPENSES?
Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Class.

SHAREHOLDER FEES                                                            None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fee                                                             0.96%
Distribution (12b-1) fee                                                    None
Other expenses(1)                                                          0.43%
                                                                          -----
Total annual operating expenses                                            1.39%
Fee waiver and expense reimbursement(2)                                   -0.43%
                                                                          -----
Net expenses                                                               0.96%

-------------------------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.96%. This waiver and reimbursement will remain in place until July 15, 2002.

EXAMPLE
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:
         - You reinvested all dividends and other distributions.
         - The Fund's average annual return was 5%.
         - The Fund's operating expenses remain the same.
Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                   1 YEAR                   3 YEARS*
                   ------                   -------
                   $ 98                     $391

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

* The waiver and reimbursement by the Investment Adviser will remain in place until July 15, 2002. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

ADDITIONAL INVESTMENT & RISK INFORMATION

The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investments and risks listed in each Fund's Risk & Return Summary. Further information about investments and risks is available in the Funds' Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, one or more Funds may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

DERIVATIVES: The Funds may use derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market risk, to maintain liquidity or to commit cash pending investment. No more than 5% of any Fund's assets may be invested in margin required for these or any other derivative instrument.

The International Equity Fund and Bond Funds may use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge its non-U.S.-dollar-denominated obligations and may also use them for investment purposes.


The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

--------------------------------------------------------------------------------
WHAT ARE DERIVATIVES?
Derivatives are investments whose values are based on (or
"derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

--------------------------------------------------------------------------------
WHAT IS A MANAGER OF MANAGERS?
The Investment Adviser does not make the day-to-day investment decisions for the Funds. Rather, it retains the services of experienced investment management firms to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates assets among them.
--------------------------------------------------------------------------------

SBC Financial Services, Inc. (the "Investment Adviser"), an affiliate of the Annuity Board, serves as the investment adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Funds' Board of Trustees. As a manager of managers, it continually monitors the performance and operations of the Funds' Sub-Advisers and allocates the assets of each Fund among the Sub-Advisers. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has applied to the Securities and Exchange Commission ("SEC") for an exemptive order. If the SEC grants the exemptive order, shareholder approval will not be required for such change, provided that shareholders of the applicable Fund will be notified of such change within 90 days.

The Investment Adviser has no prior experience managing a mutual fund. However, the Investment Adviser's parent, the Annuity Board, is responsible for managing approximately $7.5 billion in retirement, welfare and other assets. The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. Each Fund pays monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

FUND                          MANAGEMENT FEE
Money Market Fund                  0.22%
Low-Duration Bond Fund             0.42%
Medium-Duration Bond Fund          0.43%
Extended-Duration Bond Fund        0.55%
Equity Index Fund                  0.17%
Value Equity Fund                  0.75%
Growth Equity Fund                 0.77%
Small Cap Equity Fund              1.10%
International Equity Fund          0.96%

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

SUB-ADVISERS
--------------------------------------------------------------------------------

WHAT IS A SUB-ADVISER?


Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

--------------------------------------------------------------------------------

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington, Delaware:
BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $201.6 billion in assets under management as of March 31, 2001. A team of portfolio managers, led by Thomas H. Nevin, manages BlackRock's portion of the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has over 27 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $201.6 billion in assets under management as of March 31, 2001. A team of portfolio managers, led by Scott Amero, manages BlackRock's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach, California:
PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $207 billion. John L. Hague serves as portfolio manager for PIMCO's portion of the Low-Duration Bond Fund. He is a Managing Director, member of the executive committee and a senior member of PIMCO's portfolio management and investment strategy groups. Mr. Hague has amassed 20 years of investment experience through his 13 years with PIMCO, his previous position with Salomon Brothers Inc., where he specialized in international fixed income products and mortgage securities, and from his credit research with J.P. Morgan.

Payden & Rygel, Los Angeles, California: Payden & Rygel, an independently owned firm, was founded in 1983 and has continuously grown to its current size of $32 billion under management.

It manages its portion of the Low-Duration Bond Fund utilizing a team approach. Oversight is provided by the Investment Policy Committee, which is comprised of 6 senior managing principals, who average 18 years of industry experience and 10 years tenure with the company.

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management ("Goldman Sachs") New York, New York: Goldman Sachs, a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co., has been providing discretionary investment advisory services since 1989 to institutional investors. Together with other units of IMD of Goldman, Sachs & Co., Goldman Sachs has assets under management of approximately $277.5 billion as of March 31, 2001. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.

Pacific Investment Management Company LLC, Newport Beach, California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $207 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $71.1 billion in assets that span the yield curve and globe. Western's Investment Strategy Group manages its portion of the Medium-Duration Bond Fund. Western's fixed-income discipline is a team approach that unites groups of specialists dedicated to different market sectors.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages more than $67 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel
J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.

STW Fixed Income Management LTD, Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $10 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.

EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. Quantitative management is a process. All decisions are made in a systematic manner and are not dependent on a specific individual.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $26 billion in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 23 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 23-year investment career, he also served as a Research Analyst.

Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $10.4 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has almost 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage its portion of the Value Equity Fund.

Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $3.7 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.

GROWTH EQUITY FUND:

Dresdner RCM Global Investors LLC, San Francisco, California: The firm was founded as a large cap growth equity manager in 1970. As of March 31, 2001, it has approximately $39 billion under management and advice. William L. Price, Chairman and Chief Investment Officer, is the portfolio manager for its portion of the Growth Equity Fund. He joined in 1977 as a member of the Equity Portfolio Management Team. He has 30 years experience in the industry.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage its portion of the Growth Equity Fund.

Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $14 billion in assets. Mr. Larry D. Tashjian, CFA, CIC, is the Portfolio Manager of its portion of the Growth Equity Fund. Mr. Tashjian has been in the investment industry since 1978, and has been with PIC since 1981, where he is currently serving in the role of Executive Managing Director.

TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of March 31, 2001, it had approximately $75 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager - Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.

SMALL CAP EQUITY FUND:

Aronson + Partners, Philadelphia, Pennsylvania: Aronson+Partners is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $4 billion for 33 clients. Its portion of the Small Cap Equity Fund is managed by a team.

HighRock Capital LLC, Boston, Massachusetts: HighRock manages approximately $2 billion in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding HighRock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.

Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $14 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust has been managing assets since it was founded in 1889. Northern Trust and its subsidiaries have assets under management of approximately $330 billion. It uses a team approach to manage the cash portion of the Small Cap Equity Fund.

Westpeak Global Advisors L.P., Boulder, Colorado: Westpeak, founded in 1991, manages a range of U.S. and non-U.S. equity strategies for many corporate and public pension plans. In addition, it is sub-adviser for several mutual funds. It manages approximately $10 billion in assets. Westpeak employs a highly disciplined proprietary investment process that was developed over the past 25 years by Gerald H. Scriver, President, CEO and CIO of Westpeak. Mr. Scriver is portfolio manager for its portion of the Small Cap Equity Fund.

INTERNATIONAL EQUITY FUND:

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC, has been providing investment management services since 1968 and has approximately $133.4 billion in assets. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.

Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 10 years experience and, as of March 31, 2001, manages $13.5 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the

International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Glenmede Advisers, Inc., Philadelphia, Pennsylvania: Glenmede Advisers, with over 45 years of firm experience, serves as the investment advisor to Glenmede's International Equity Mutual Fund and is a wholly-owned subsidiary of The Glenmede Trust Company. As of March 31, 2001, Glenmede has $17 billion under management of which approximately $3 billion is managed in its International Equity product. It uses a team approach to manage its portion of the International Equity Fund.

Montgomery Asset Management LLC, San Francisco, California: Montgomery was founded in 1990 and currently has approximately $8.3 billion in assets under management. Josephine Jimenez, CFA, Senior Portfolio Manager, specializing in emerging markets, is responsible for its portion of the International Equity Fund. She has more than twenty years of investment experience. Prior to joining Montgomery in 1991, Ms. Jimenez worked as Portfolio Manager at Emerging Markets Investors Corporation, from 1989 through 1991.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC is the successor entity to Oechsle International Advisors, L.P., an international investment management firm that was formed in August of 1986 by a group of investment professionals who previously worked together as a team at Putnam International Advisors. Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of April 30, the firm manages $16,759 million in assets. It uses a team approach to manage its portion of the International Equity Fund.

Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $3.2 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 28 years' experience in equity investment and Kenneth Lyall has 18 years' experience.

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                                       _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                                      |                                       |
                                                      |               SHAREHOLDERS            |
                                                      |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _|
                                                                            |
                                                                            |
                                                                            |      _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                                                            |     |                                                |
                                                                            |     |              SHAREHOLDER SERVICES              |
                                                                            |     |           Annuity Board of the Southern        |
                                                                            |     |                 Baptist Convention             |
                                                                            |_ _ _|              2401 Cedar Springs Road           |
                                                                            |     |               Dallas, TX 75201-1498            |
                                                                            |     |                                                |
                                                                            |     |  Handles shareholder services for all classes, |
                                                                            |     |  including phone customer service, as well as  |
                                                                            |     |    record keeping and distribution of income.  |
                                                                            |     |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ |
                                                                            |                             |
                                                                            |                             |
                                                                            |                             |
                   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _      |      _ _ _ _ _ _ _ _ _ _ _ _|_ _ _ _ _ _ _ _ _ _ _ _
Distribution and  |                                                   |     |     |                TRANSFER AGENT                  |
Shareholder       |               PRINCIPAL DISTRIBUTOR               |     |     |                    PFPC Inc.                   |
Services          |              PFPC Distributors, Inc.              |     |     |              400 Bellevue Parkway              |
                  |                 3200 Horizon Drive                |     |     |            Wilmington, DE 19809-3706           |
                  |          King of Prussia, PA 19406-2663           |_ _ _|_ _ _|                                                |
                  |                                                   |     |     |  Processes and records purchases and sales of  |
                  |           Distributes the Funds' shares.          |     |     |  Fund shares for all classes. Handles          |
                  |                                                   |     |     |     shareholder services, including record-    |
                  |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _|     |     |     keeping, distribution of income and        |
                                                                            |     |             production of statements.          |
                                                                            |     |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ |
                   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _      |
                  |                                                   |     |
Asset             |                  INVESTMENT ADVISER               |     |
Management        |             SBC Financial Services, Inc.          |     |
                  |                2401 Cedar Springs Road            |_ _ _|
                  |                 Dallas, TX 75201-1498             |     |      _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  |                                                   |     |     |                                                |
                  |       Supervises the overall management of the    |     |     |                    CUSTODIAN                   |
                  |              Funds' investment activities.        |     |     |             Northern Trust Company             |
                  | _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ |     |     |             50 South LaSalle Street            |
                                           |                                |     |             Chicago, IL 60675-0001             |
                   _ _ _ _ _ _ _ _ _ _ _ _ |_ _ _ _ _ _ _ _ _ _ _ _ _       |_ _ _|                                                |
                  |                                                   |     |     |Serves as custodian of the assets of the Funds. |
                  |                   SUB-ADVISERS                    |     |     |   The custodian settles all portfolio trades   |
                  |                  See list above.                  |     |     |                                                |
                  |                                                   |     |     |                                                |
                  |     Make the day-to-day investment decisions.     |     |     |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ |
                  | _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ |     |
                                                                            |
                   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _      |
                  |                                                   |     |
                  |      ADMINISTRATOR AND FUND ACCOUNTING AGENT      |     |
                  |                     PFPC Inc.                     |     |
                  |               400 Bellevue Parkway                |     |
                  |             Wilmington, DE 19809-3706             |     |
                  |                                                   |_ _ _|
                  |  Provides facilities, equipment and personnel to  |     |
                  | carry out administrative services related to the  |     |
                  |  Funds and calculates the Funds' NAVs, dividends  |     |
                  |                and distributions.                 |     |
                  |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _|     |
                                                                            |
                                                        _ _ _ _ _ _ _ _ _ _ | _ _ _ _ _ _ _ _ _ _
                                                       |                                         |
                                                       |             BOARD OF TRUSTEES           |
                                                       |    Supervises the Funds' activities     |
                                                       |_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _|

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

INSTITUTIONAL CLASS: The Funds' Institutional Class shares are sold only to certain Southern Baptist foundations and to defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services. Just follow one of the methods for opening an account shown below under "Transactions with the Funds."

OTHER CLASSES: The Funds also offer Retail Class and Retirement Class shares through a separate prospectus.

NO LOAD
Shares of the Institutional Class are sold without sales loads.


MINIMUM INVESTMENT & ACCOUNT SIZE
The minimum initial purchase is $100,000. There is no minimum for subsequent investments in the same Fund or for initial purchases of additional Funds.

Each Fund reserves the right to close any account (except Annuity Board Plan accounts) if the balance falls below $1,000 due to redemptions, not market action. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice.

TRANSACTIONS WITH THE FUNDS

-----------------------------------  --------------------------------------------  --------------------------------------------
METHOD                               OPEN AN ACCOUNT                               ADD TO AN ACCOUNT
-----------------------------------  --------------------------------------------  --------------------------------------------
By Mail                              Complete and sign the application.  Mail      Not Applicable.
                                     it with your check made payable to AB
AB Funds Trust                       Funds Trust.  Your initial
P.O. Box 8980                        investment must meet the minimum amount.
Wilmington, DE 19899-8980
-----------------------------------  --------------------------------------------  --------------------------------------------
By Telephone                         If you already have an account with us and    Not Applicable.
                                     you have authorized telephone
(800) 262-0511                       transactions, you may call to open an
Your account will automatically      account in another Fund, or you may send us
have certain telephone privileges    a wire.
unless you designate otherwise on
your initial application or on a
form available upon request by
calling (800) 262-0511. When you
call, we may request personal
identification and tape record your
call.
-----------------------------------  --------------------------------------------  --------------------------------------------
By Wire                              Call your bank with the wire instructions     Call (800) 262-0511 to notify us of the
                                     shown to the left.  The wire must be          wire.  Call your bank with the wire
PNC Bank, NA                         received by 4:00 p.m. Eastern time for        instructions shown to the left. The wire
ABA#: 031000053                      same day processing.                          must be received by 4:00 p.m. Eastern time
{Designate the Fund}                                                               for same day processing.
DDA #: 86-1497-2484                  Please call (800) 262-0511 for the
FBO: Shareholder Name and Account    account number to include on the
Number                               wire.


Note: Your bank may charge you a     You must send a completed application by
fee for handling a wire transaction. overnight delivery in advance of the wire to:
                                     AB Funds Trust
                                     {Designate the Fund}
                                     400 Bellevue Parkway, Suite 108
                                     Wilmington, DE 19809-3706
-----------------------------------  --------------------------------------------  --------------------------------------------

----------------------------------  --------------------------------------------  --------------------------------------------
METHOD                              REDEEM SHARES                                 EXCHANGE SHARES
----------------------------------  --------------------------------------------  --------------------------------------------
By Mail                             Send a letter of instruction that includes:   Send a letter of instruction that includes:
                                    -    The Fund name, your account              -    Your account number, the name of
AB Funds Trust                           number, the name of each owner                each owner (exactly as they appear on
P.O. BOX 8980                            (exactly as they appear on the                the account), the dollar amount
Wilmington, DE 19899-8980                account) and the dollar amount                you wish to exchange
                                         you wish to redeem.                           and the new Fund into which the amount
                                    -    Include all genuine signatures                is being invested.
                                         (exactly as they appear on the           -    Include all genuine signatures
                                         account) and any documents that may           (exactly as they appear on the
                                         be required (and a medallion signature        account) and any documents that may
                                         guarantee, if required). See                  be required.
                                         "Medallion Signature Guarantees"         The names and addresses on the accounts
                                         below.                                   must be identical. Shares will be
                                    You will receive your redemption payment      exchanged into the same class.
                                    in the form you previously authorized:
                                    check, deposit to your bank account, or
                                    wire transfer.
----------------------------------  --------------------------------------------  --------------------------------------------
By Telephone                        If you have previously authorized             If you have previously authorized it, you
                                    telephone redemptions, you may redeem         may exchange shares for shares of another
(800) 262-0511                      shares by calling us ($25,000 limit).         Fund over the telephone.  The names and
Your account will automatically                                                   addresses on the accounts must be
have certain telephone privileges   You will receive your redemption payment      identical.  Shares will be exchanged into
unless you designate otherwise on   in the form you previously authorized:        the same class.
your initial application or on a    check, deposit to your bank account, or
form available upon request by      wire transfer.
calling (800) 262-0511. When you
call, we may request personal       If you have changed your address within the
identification and tape record      past 10 business days, your redemption
your call.                          request must be in writing (follow the
                                    instructions in this table above for how to
                                    Redeem Shares: By Mail).
----------------------------------  --------------------------------------------  --------------------------------------------
By Wire                             You may redeem shares by contacting us by     Not applicable.
                                    mail or by telephone and instructing us to
Note:  Your bank may charge you     wire your proceeds to your bank ($10,000
a fee for handling a wire           minimum).  (Follow the instructions in
transaction.                        this table for how to Redeem Shares: By
                                    Mail or By Telephone.)  Wire
Note:  The Funds and their          redemptions can be made only if you have
transfer agent are not              previously authorized it on an authorization
responsible for the efficiency      form, available upon request by calling
of the federal wire system or       (800) 262-0511 (including attaching a voided
your bank.                          check from the account where proceeds are to
                                    be wired).
----------------------------------  --------------------------------------------  --------------------------------------------

MORE SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

PFPC determines the NAV per share of each class of Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving when the Funds are closed). The NAV for a class of shares of a
Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of the Fund will vary by class.
--------------------------------------------------------------------------------
WHAT IS THE NET ASSET VALUE or "NAV"? NAV = Assets - Liabilities
                                            --------------------
                                            Outstanding Shares
--------------------------------------------------------------------------------

Each Fund, except the Money Market Fund, values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of its shares may change on days when you will not be able to purchase or redeem.

PURCHASE OF SHARES

Shares of the Institutional Class are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from any investor who engages in excessive purchases, exchanges or redemptions in their accounts. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds' management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call us at (800) 262-0511 for further details.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds' transfer agent has received payment in federal funds.

MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

     -    Any written redemption request for $50,000 or more.

     - Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

     - Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.

REDEEMING RECENTLY PURCHASED SHARES

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your Fund shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES

--------------------------------------------------------------------------------
WHAT IS AN EXCHANGE?

An exchange between Funds is really two transactions - a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.
--------------------------------------------------------------------------------

The Funds reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

TELEPHONE AND ONLINE TRANSACTION
The Funds reserve the right to refuse a telephone redemption or online redemption request if the requestor is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. Your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption option from your account, please notify us in writing.

The Funds reserve the right to terminate or limit the telephone redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone, during periods of unusual market activity, contact us by regular or express mail.

DISTRIBUTIONS

--------------------------------------------------------------------------------
WHAT IS NET INVESTMENT INCOME?
Net investment income consists of interest and dividends earned by a Fund on its investments less accrued expenses.
--------------------------------------------------------------------------------

The Low-Duration Bond Fund, Medium-Duration Bond Fund, and Extended-Duration Bond Fund will declare and pay dividends from net investment income monthly. The Money Market Fund will declare income dividends daily and will pay them monthly. The Equity Index Fund, Value Equity Fund, and Growth Equity Fund will declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund and the International Equity Fund will each declare and pay dividends from net investment income annually. Each Fund will also distribute to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Fund shares, unless you elect to receive your distributions in cash.

TAXES


This section is only a summary of some important income tax considerations that may affect your investment in a Fund. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.


Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or taken as cash. A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

You should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.


A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and sale (redemption) prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

Persons considering investing in Fund shares other than through Tax-Deferred Accounts should be aware that all distributions by the Funds for 2001 will be taxable as ordinary income and that the Funds are not expected to make any distributions for that year that will be taxable as long-term capital gain (which is subject to a maximum Federal tax rate of 20%). Those persons also should be aware that (1) all securities transferred to the Funds from the Annuity Board ("Securities") -- see "Taxation" in the Fund's Statement of Additional Information -- will be treated for tax purposes as having been acquired by the Funds on dates no earlier than January 1, 2001, even though the Annuity Board actually acquired the majority of the Securities before those dates, and (2) many Securities will reflect substantial unrealized gains that accumulated before their transfer to the Funds. Those gains will be taxable to Fund shareholders when they are realized by the Funds and distributed to those shareholders (and, as noted above, will not be eligible for taxation as long-term capital gains to the extent they are realized in 2001).

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.

                              FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides a technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that affected the Funds' performance.

If you have questions or would like information about establishing retirement plan accounts, contact the Annuity Board at (800)262-0511 (7 a.m. to 6 p.m. Central time).

To request these free documents or for other information, contact:

AB Funds Trust
P.O. Box 8980
Wilmington, DE 19899-8980

You may also get free copies by:

-    Accessing them (except SAI) on our Website at www.absbc.org.

- Accessing them on the EDGAR Database on the SEC's Internet site -- http://www.sec.gov.

- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

- Requesting copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee) or by electronic request at the following e-mail address: publicinfo@sec.gov.



The investment company registration number is 811-10263.

                                 AB FUNDS TRUST

                                THE BLENDED FUNDS

                              FLEXIBLE INCOME FUND
                              GROWTH & INCOME FUND
                           CAPITAL OPPORTUNITIES FUND
                               GLOBAL EQUITY FUND

                                THE SELECT FUNDS

                                MONEY MARKET FUND
                             LOW-DURATION BOND FUND
                           MEDIUM-DURATION BOND FUND
                          EXTENDED-DURATION BOND FUND
                                EQUITY INDEX FUND
                                VALUE EQUITY FUND
                               GROWTH EQUITY FUND
                              SMALL CAP EQUITY FUND
                            INTERNATIONAL EQUITY FUND



                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 9, 2001


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' current Prospectuses, dated July 9, 2001, as amended from time to time. You can obtain a free copy of the current Prospectuses on our Website at www.absbc.org or by calling (800) 262-0511. Because the Funds are new, they have not yet issued an annual report.

                                TABLE OF CONTENTS


                                                                                          PAGE
                                                                                          ----
HISTORY OF THE FUNDS.........................................................................3
DESCRIPTION OF INVESTMENTS AND RISKS.........................................................3
INVESTMENT RESTRICTIONS.....................................................................32
MANAGEMENT OF THE FUNDS.....................................................................34
OTHER SERVICE PROVIDERS.....................................................................41
SHARES OF BENEFICIAL INTEREST...............................................................42
TAXATION....................................................................................45
VALUATION OF SHARES.........................................................................48
TELEPHONE INSTRUCTIONS......................................................................50
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................................50
CALCULATION OF PERFORMANCE DATA.............................................................51
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS.............................................A-1
FINANCIAL STATEMENTS.......................................................................F-1

                              HISTORY OF THE FUNDS

AB Funds Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each, a "Fund" and together, the "Funds"), which are described in this SAI. The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and are together referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." Currently, there are three classes of shares issued by the Trust, the Retail Class, Retirement Class and Institutional Class (each, a "Class" and together, the "Classes"). The Trust's Board of Trustees ("Board" or "Board of Trustees") may issue additional classes of shares or series at any time without prior approval of the shareholders.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Funds are divided into two groups: Select Funds (which invest directly in particular types of fixed income obligations, stocks and other investments) and Blended Funds (which invest in a different mix of the Select Funds to meet a specified investment strategy).

                      DESCRIPTION OF INVESTMENTS AND RISKS

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction.

The following supplements and should be read in conjunction with sections of the Funds' Prospectuses entitled "Investment Objective," "Principal Investment Strategies" and "Principal Risks" for each Fund. Unless otherwise defined in this SAI, the terms used herein have the meaning assigned to them in the Prospectuses.

SBC Financial Services, Inc. serves as the Investment Adviser to the Funds. It is an affiliate of the Annuity Board of the Southern Baptist Convention ("Annuity Board"). Rather than making the day-to-day investment decisions for the Select Funds, it acts as a manager of managers and retains various Sub-Advisers to do so. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Investment Adviser also allocates each Blended Fund's investments among the Select Funds.

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are classified as diversified, open-end, management investment companies as defined in the Investment Company Act of 1940 (the "1940 Act"). The Blended Funds invest primarily in the shares of the Select Funds and, unless indicated otherwise, the description of investments and risks in this SAI applies to the Blended Funds through their investments in the Select Funds. Each Blended Fund may from time to time invest up to 10% of its assets directly in U.S. Treasury obligations, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts to gain exposure to the U.S. equity and fixed income markets on cash balances. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Blended Fund.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES. To the extent described in the Prospectuses, the Bond Funds and Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Bond Funds and Money Market Fund may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of such obligations ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various classes may be structured in a variety of ways.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Some, but not all, mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities. Commercial mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. The Select Funds may invest in such obligations issued by U.S. or foreign issuers; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.

The Select Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. (The Money Market Fund will invest in such obligations denominated exclusively in U.S. dollars.) Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers' acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.

Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.


BOND FUNDS. Although the Bond Funds invest mainly in fixed income securities, they may invest in U.S. common stock, including American Depository Receipts, for the purpose of creating synthetic convertible bonds.


COMMERCIAL PAPER. The Select Funds may invest in commercial paper, which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions, and similar taxable instruments issued by government agencies and instrumentalities. A Select Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding quality and ratings.

CONVERTIBLE SECURITIES. The Equity Funds and Bond Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

DEPOSITORY ARRANGEMENTS. Each Equity Fund may invest in American Depository Receipts ("ADRs") and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or over-the-counter in the United States.

The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

The International Equity Fund may also invest in European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs"). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth under "Foreign Securities" in this SAI.

FOREIGN CURRENCY TRANSACTIONS.

Forward Currency Exchange Contracts. The International Equity Fund and the Bond Funds may enter into forward currency exchange contracts. The International Equity Fund and the Bond Funds may use currency exchange contracts to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. In addition, the International Equity Fund and Bond Funds may use currency exchange contracts for non-hedging purposes and may do so even when it does not own securities denominated in that currency.

These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow a Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

In addition, when the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when a Fund creates a short position in a foreign currency, a Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund's net long and short foreign currency exposure will not exceed its total asset value.

With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of a Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of the assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

Currency Futures Contracts and Options Thereon. The International Equity Fund and the Bond Funds may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. The Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. The Funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Writing and Purchasing Currency Call and Put Options. The International Equity Fund and the Bond Funds may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts.

A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund's position.

A Fund may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency. Foreign currency options to be written or purchased by a Fund will be traded on U.S. or foreign exchanges or over-the-counter.

Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. Further settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

FOREIGN SECURITIES AND OBLIGATIONS. The International Equity Fund intends to invest primarily in the securities of foreign issuers. In addition, the Bond Funds may invest a portion of their assets in obligations issued by foreign issuers, including Eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. The Money Market Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations (such as the European Coal and Steel Community) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invests in fixed-income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities and obligations denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign-currency-denominated security or obligation.

There are other risks and costs involved in investing in foreign securities and obligations that are in addition to the usual risks inherent in domestic investments. Investment in foreign securities and obligations involves higher costs than investment in U.S. securities and obligations, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

The International Equity Fund, the Money Market Fund and the Bond Funds may invest in foreign debt, including the securities of foreign governments; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Economic and Monetary Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as social and political developments there, have affected Japanese securities and currency markets and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Europe, Japan and in the Asia-Pacific regional context can be expected to produce continuing effects on securities and currency markets.

In addition, the International Equity Fund and the Bond Funds may invest their assets in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

Although the International Equity Fund and the Bond Funds may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. To the extent a Fund's total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency contracts and with other instruments, the respective net currency positions of the Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the International Equity Fund and Bond Funds will not exceed their total asset value, to the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

Investors should understand that the expense ratios of the International Equity Fund generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent those taxes are not offset by credits or deductions allowed to investors under federal income tax law, they may reduce the net return to the shareholders.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. To the extent consistent with their respective investment objectives, each Select Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, generally the Fund intends to complete the transaction and actually purchase or sell the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value (determined daily) at least equal to the amount of its purchase commitments until three days prior to the settlement date, or will otherwise cover its position. In the case of a forward commitment to sell portfolio securities, a Fund will segregate with its custodian the portfolio securities while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES AND OPTIONS GENERALLY. The Equity Funds may purchase or sell (i) put and call options on securities, indexes and other financial instruments and (ii) financial futures contracts and options thereon. The Equity Funds may enter into such futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodities Futures Trading Commission for sale to customers in the United States, on foreign exchanges. The Bond Funds may purchase and sell put and call options on fixed income securities, financial futures contracts and options on financial futures. The Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. At the time of purchase no more than 5% of a Fund's market value may be invested in the margin required for futures transactions and other derivative instruments (exclusive of any in-the-money portion of the premium). The use of futures and options is a highly specialized activity that entails greater than ordinary investment risk. Investments in futures and options may involve a small investment relative to the amount of risk assumed. To the extent a Fund enters into these transactions, their success will depend on the Sub-Adviser's ability to predict market movements.

Cover Requirements. The Funds will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount, or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Fund's assets could impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

Futures Contracts. To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the "initial margin"), as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund's position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.

A financial futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. A Fund may incur brokerage fees when it purchases or sells futures contracts.

Positions taken in the futures markets may not be held to maturity but instead may be liquidated through offsetting transactions which may result in a profit or loss. While each Fund's futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for it to do so.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Financial Futures Contracts. Financial futures are contracts that obligate the holder to take or make delivery of a specified quantity of a financial instrument, such as a U.S. Treasury security or foreign currency, during a specified future period at a specified price. A "sale" of a financial futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a financial futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date.

Interest Rate Futures and Options. Interest rate futures contracts are contracts for the future delivery of U.S. government securities and index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if a Fund owns bonds, and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

Stock Index Futures Contracts. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

For example, an Equity Fund or Blended Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

Options on Stock Index Futures. The Funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Bond Index Futures and Options Thereon. The Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds' investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

When selling a call option, a Fund will segregate with its custodian (and mark-to-market daily) liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract, or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option, a Fund will segregate with its custodian (and mark-to-market daily) liquid assets that equal the purchase price of the investment underlying the put option, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option, or by owning a separate put option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option it wrote less the value of the option it holds. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds' investment goals and legally permissible for the Funds.

HIGH YIELD, HIGH RISK SECURITIES. The Extended-Duration Bond Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("lower rated securities") or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The Medium-Duration Bond Fund may invest up to 10% of its assets in lower rated securities or securities that are unrated but deemed equivalent by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk. The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the


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market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund's net asset value. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Trust's Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

ILLIQUID AND RESTRICTED SECURITIES. A Fund will invest no more than 15% (10% with respect to the Money Market Fund) of the value of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly (e.g., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. It includes, among other things, repurchase agreements maturing in more than seven days.

Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund's investment goals and has authorized such securities to be considered liquid to the extent the Investment Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review periodically any determination by the Investment Adviser or Sub-Adviser to treat a restricted security as liquid, including the Investment Adviser's or Sub-Adviser's assessment of current trading activity and the availability of reliable price information.

Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Investment Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

INITIAL PUBLIC OFFERINGS. The Equity Funds may purchase stock in an initial public offering ("IPO"). By definition, an IPO has not traded publicly until the time of its offering. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries maybe regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. Investing in IPOs entails other risks, including possible high portfolio turnover and limited liquidity.

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. The Bond Funds may enter into interest rate swaps


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and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The International Equity Fund and the Bond Funds may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be segregated by the Funds.

If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

INVESTMENT COMPANIES. Each Select Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open-end, management investment companies (commonly called mutual funds), closed-end funds and exchange-traded funds. The Trust has applied to the SEC for an exemptive order which, if granted, would permit the Select Funds (other than the Money Market
Fund) to invest cash reserves in the Money Market Fund. If granted, this exemptive order will require that the Money Market Fund will not acquire the securities of any other investment company in excess of the limits contained in
Section 12(d)(1)(A) of the 1940 Act, except as permitted by Section 12(d)(1)(E) of the 1940 Act.

Exchange-traded funds ("ETFs") are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and SPDRs typically trade like shares of common stock and provide investment


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
results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500 Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

As described in the Prospectuses, the Blended Funds invest primarily in the shares of the Select Funds. This diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

The Funds may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.


LOAN PARTICIPATIONS. Each Bond Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Bond Funds invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loans interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Bond Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.

MONEY MARKET INSTRUMENTS. To the extent consistent with its investment objective and strategies, each Select Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. In addition, each Select Fund (except the Money Market Fund) and Blended Fund may invest its cash reserves in shares of the Money Market Fund.

MUNICIPAL INSTRUMENTS. The Bond Funds and the Money Market Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.


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
Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

The Bond Funds and the Money Market Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.

An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal


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
of its municipal instruments may be materially adversely affected by litigation or other conditions.

Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

In addition, certain municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described under "Foreign Securities," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The Bond Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently it is not the intention of any Bond Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.

PORTFOLIO TURNOVER RATE. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Investment Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and requirements that enable the Funds to receive favorable tax treatment. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.


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
PREFERRED STOCKS. The Equity Funds and Bond Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

REAL ESTATE INVESTMENT TRUSTS. Each Select Fund may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund's custodian or subcustodian (if any) or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. Each Select Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. The Select Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, obligations issued or guaranteed by the U.S. government or its agencies, or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

The Funds have applied for an exemptive order from the SEC that would permit each Fund to compensate The Northern Trust Company or an affiliated company of The Northern Trust Company for services provided as securities lending agent in connection with the Funds' participation in a securities lending program. The Northern Trust Company serves as custodian for the Funds and Northern Trust Investments, Inc., a wholly-owned subsidiary of The Northern Trust Company, serves as a Sub-Adviser to several of the Funds. The exemptive relief would also permit each Fund to invest up to 25% of its total assets in shares of a money market fund managed by The Northern Trust Company, to manage cash collateral received in connection with securities lending. The order would exempt such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. There is no guarantee that the SEC order will be granted.

SMALL COMPANY SECURITIES. The Small Cap Equity Fund invests primarily in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Small Cap Equity Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500 Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

STRIPPED OBLIGATIONS. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, to the extent consistent with their respective investment objectives and strategies, the Select Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.

The Select Funds may buy Treasury inflation-linked securities. When a Fund buys inflation-indexed securities, the Treasury Department pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security's issue determines the fixed interest or coupon rate. At maturity, the Treasury Department redeems the Fund's securities at their inflation-adjusted principal or par amount, whichever is greater. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

Other types of stripped securities may be purchased by the Bond Funds and Money Market Fund, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments ("interest only"), while the other class receives all of the principal repayments ("principal only"). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of

Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Bond Funds and the Money Market Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

SWAPS. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund's investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, the Funds will segregate only the amount of its net obligation, if any.

Equity Swaps. Each Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).

An Equity Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds' potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

Credit Default Swaps. Each Bond Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. The Bond Funds may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

Currency Swaps. The International Equity Fund and the Bond Funds may enter into currency swaps, as described above under "Interest Rate Swaps, Floors and Caps and Currency Swaps." Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Total Return Swaps. Each Select Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.

TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, the Funds may invest without limit in short-term high-quality money market obligations such as those eligible for purchase by the Money Market Fund. The Funds may also, for temporary defensive purposes, invest in shares of the Money Market Fund.

THE EQUITY INDEX FUND. The Equity Index Fund seeks total return matching the total return performance of the S&P 500 Index. The S&P 500 Index is a market value-weighted index consisting of 500 common stocks that are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's ("Standard & Poor's") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor's primary objective for the S&P 500 Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500 Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's makes no representation or warranty, implied or express, to purchasers of Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500 Index to track general stock market performance.

As discussed in the Prospectuses, the Equity Index Fund is subject to the risk of tracking variance. It may exclude the stocks of certain companies included in the S&P 500 Index that are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. Tracking variance also may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund, and the resulting transaction costs may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund's designated Index or the manner in which that Index is calculated or because the indexing and investment approaches of the Sub-Advisers do not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. If the performance of the Equity Index Fund is not comparable to the performance of the S&P 500 Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

THE MONEY MARKET FUND. The Money Market Fund is subject to diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer, except that it may invest in U.S. government securities or repurchase agreements that are collateralized by U.S. government securities without any such limitation.

The Money Market Fund's diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 under the 1940 Act, which may allow the Fund to exceed limits specified in the Prospectuses and this SAI for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in the Prospectuses and this SAI to the extent it satisfies Rule 2a-7 maturity requirements.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and stripped Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Bond Funds and the Money Market Fund may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies described in the Prospectuses. Generally, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes, and (except for the Money Market Fund) leveraged inverse floating rate debt instruments and notes ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

WARRANTS AND RIGHTS. The Equity Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

YANKEE BONDS. To the extent consistent with their respective investment policies, each Bond Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States that by foreign entities. Investment in these securities involve certain risks that are not typically associated with investing in domestic securities. These risks are set forth under "Foreign Securities" in this SAI.

ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. To the extent consistent with their respective investment policies, each Bond Fund and the Money Market Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. (See "Taxation--Tax Treatment of Fund Investments.") Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS. The following investment restrictions are applicable to each Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund's outstanding shares, which as used herein and in the Prospectuses, means the lesser of: (1) 67% of such Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund's outstanding shares. The percentage restrictions described below are applicable only at the time of investment and require no action by the Funds as a result of subsequent changes in value of the investments or the size of the Fund. The Funds may not:

1. Invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board.

2. Purchase securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or, for the Money Market Fund, securities issued by domestic banks.

3. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, (b) the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes, and (c) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

4. With respect to 75% of a Fund's total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.

5. Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

6. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7. Underwrite securities issued by any other person, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

8. Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.

1. A Fund shall not invest in companies for purposes of exercising control or management.

2. A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits not exceeding 5% of its total assets in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3. A Fund shall not sell securities short, unless the Fund owns or has the absolute and immediate right to acquire securities equivalent in kind and amount to the securities sold short without additional cash consideration or, if additional cash consideration is required to exercise the right to obtain the securities, liquid assets in the amount of such cash consideration is segregated. Provided, however, that the Funds may maintain short positions in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4. A Fund shall not purchase any portfolio security while borrowings representing more than 5% of the Fund's total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5.  A Fund shall invest no more than 15% (10% with respect to the Money Market
    Fund) of the value of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

6. A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC.


7. Each of the Bond Funds, the Equity Index Fund, the Growth Equity Fund, the Value Equity Fund, the Small Cap Equity Fund, and the International Equity Fund shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days' prior notice to its shareholders.


If a percentage restriction on the investment or use of assets set forth in the Prospectuses or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Blended Funds in shares of the Select Funds.

                             MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES. The operations of each Fund are under the direction of the Trust's Board of Trustees. The Board establishes each Fund's policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. The Trustees and executive officers of the Funds, their ages, business addresses and their principal occupations during the past five years are set forth below. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Funds (as that term is defined in the 1940
Act).

                                        POSITION(S) HELD        PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                   WITH THE FUNDS          PAST 5 YEARS
*George Tous Van Nijkerk (Age 61)       Trustee                 Administrative Services Director,
Providence Baptist Church                                       Providence Baptist Church, 1991-Present.
Administrative Services
6339 Glenwood Ave.
Raleigh, NC  27612


*Gerald B. Jones (Age 69)               Trustee                 Chairman, Jones Motorcars, Inc.
Jones Motorcars, Inc.                                           1957-Present; Director, Bank of Arkansas,
3535 N. College Ave.                                            1996-Present.
Fayetteville, AR  72703-5108


Dr. John D. Morgan (Age 60)             Trustee                 Senior Pastor, Sagemont Baptist Church for over
Sagemont Baptist Church                                         30 years.
11323 Hughes Road
Houston, TX  77089-4637


Mr. Stephen C. Reynolds (Age 55)        Trustee                 President and CEO of Baptist Memorial
Baptist Memorial Health Care Corp.                              Health Care Corporation, 1972-Present.
899 Madison Avenue
Memphis, TN  38146


Dr. Anthony Jordan (Age 52)             Trustee                 Executive Director and Treasurer, Baptist
Baptist General Convention of Oklahoma                          General Convention of Oklahoma, 1996-Present.
3800 North May Avenue
Oklahoma City, OK  73112-6506

Mr. Earl B. Patrick (Age 57)            Trustee                 President and Chief Operating Officer, Jim
Jim Stewart Realtors, Inc.                                      Stewart, Realtors, Inc. dba Coldwell
500 N. Valley Mills Drive                                       Banker Jim Stewart, Realtors since 1975.
Waco, TX  76710

O.S. Hawkins (Age 53)                   President               President and CEO, Annuity Board of the
2401 Cedar Springs Road                                         Southern Baptist Convention, 1997-Present;
Dallas, TX  75201-1407                                          Pastor, First Baptist Church, 1993-1997.

John R. Jones (Age 47)                  Senior Vice President   Senior Vice President, Annuity Board of
2401 Cedar Springs Road                                         the Southern Baptist Convention, 1995-Present.
Dallas, TX  75201-1407

                                        POSITION(S) HELD        PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                   WITH THE FUNDS          PAST 5 YEARS
Rodric E. Cummins (Age 43)              Vice President          Senior Vice President and Chief Investment
2401 Cedar Springs Road                                         Officer, Annuity Board of the Southern
Dallas, TX  75201-1407                                          Baptist Convention, 1998-Present; Baptist
                                                                Foundation of Texas 1984-1998.

Jeffrey P. Billinger (Age 54)           Treasurer               Treasurer, Annuity Board of the Southern
2401 Cedar Springs Road                                         Baptist Convention, 1995-Present.
Dallas, TX  75201-1407

Rodney R. Miller (Age 47)               Secretary               Secretary, Annuity Board of the Southern
2401 Cedar Springs Road                                         Baptist Convention, 1995-Present.
Dallas, TX  75201-1407


The Trust pays no compensation to the Trustees. The Trust reimburses Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

THE INVESTMENT ADVISER. The Funds have employed SBC Financial Services, Inc. as their Investment Adviser. Although the Investment Adviser has no prior experience in managing registered investment companies, it is a controlled affiliate of the Annuity Board, which is responsible for managing approximately $7.5 billion in retirement, welfare and other assets. The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. The Annuity Board is a non-profit corporation of which the Southern Baptist Convention is the sole member.

The Funds and the Investment Adviser have entered into an Investment Advisory Agreement with respect to each Fund which is renewable annually, after an initial term of two years, by the Board of Trustees or by votes of a majority of each Fund's outstanding voting securities. The Agreement will continue in effect from year to year thereafter only if such continuance is approved annually by either the Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund, and in either case by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party to the Agreements, voting in person at a meeting called for the purpose of voting on such approvals. The Agreement may be terminated at any time without penalty by the Board of Trustees, by votes of the shareholders or by the Investment Adviser, upon sixty days written notice. The Agreement terminates automatically if assigned.

THE SUB-ADVISERS. The Investment Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage each Select Fund's investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Investment Adviser, to make day-to-day investment decisions for the Select Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Select Funds in accordance with each Select Fund's investment objectives and policies. The Investment Adviser allocates the portion of each Select Fund's assets for which a Sub-Adviser will make investment decisions. The Investment Adviser may make reallocations at any time in its discretion.

Continuance of the Sub-Advisory Agreements, after the second year, must be specifically approved at least annually (i) by vote of the Trustees or by vote of the shareholders of the Funds, and (ii) by vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or "interested persons" of any part thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreements will terminate if assigned, and are terminable at any time without penalty by the Sub-Adviser or by the Trustees of the Funds, or by a majority of the outstanding shares of the Funds, on 60 days' written notice to the Investment Adviser and the Sub-Advisers.

ADVISORY FEES. Under the Investment Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Investment Adviser and its Sub-Advisers fees which are computed daily and paid monthly.

The advisory fees paid to the Investment Adviser and the aggregate advisory fees paid to the Sub-Advisers are as follows:

                              ANNUAL ADVISORY FEES

FUND                          FEES PAID TO INVESTMENT          FEES PAID TO SUB-
                                      ADVISER                      ADVISERS
Flexible Income                         0.10%                       0.00%
Growth & Income                         0.10%                       0.00%
Capital Opportunities                   0.10%                       0.00%
Global Equity                           0.10%                       0.00%
International Equity                    0.47%                       0.49%
Small Cap Equity                        0.30%                       0.80%
Growth Equity                           0.48%                       0.29%
Value Equity                            0.43%                       0.32%
Equity Index                            0.14%                       0.03%
Money Market                            0.14%                       0.08%
Extended-Duration Bond                  0.27%                       0.28%
Medium-Duration Bond                    0.23%                       0.20%
Low-Duration Bond                       0.20%                       0.22%


The Investment Adviser has agreed, through July 15, 2002, to waive fees and reimburse expenses of the Retail Class, Retirement Class and Institutional Class of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of the class' average daily net assets as follows:

                           ANNUAL EXPENSE LIMITATION

FUND                     RETAIL CLASS       RETIREMENT         INSTITUTIONAL
                                            CLASS              CLASS
--------------------------------------------------------------------------------
Flexible Income          0.48%              0.13%              N/A
Growth & Income          0.48%              0.13%              N/A
Capital Opportunities    0.48%              0.13%              N/A
Global Equity            0.48%              0.13%              N/A
International Equity     1.45%              1.15%              0.96%
Small Cap Equity         1.50%              1.25%              1.18%
Growth Equity            1.15%              0.90%              0.78%
Value Equity             1.15%              0.90%              0.76%
Equity Index             0.45%              0.40%              0.25%
Money Market             0.75%              0.46%              0.25%
Extended-Duration Bond   1.05%              0.73%              0.65%
Medium-Duration Bond     0.90%              0.62%              0.50%
Low-Duration Bond        0.85%              0.61%              0.45%



The Funds have applied to the SEC an exemptive order that would permit the Investment Adviser, subject to approval by the Board of Trustees, to hire and terminate Sub-Advisers without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such a change within 90 days.

--------------------------------------------------------------------------------
CONTROL PERSONS OF SUB-ADVISERS. The following is a description of parties who control the Sub-Advisers.
--------------------------------------------------------------------------------

MONEY MARKET FUND:

BlackRock Institutional Management Corporation, Wilmington, Delaware: The firm is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group. In 1995, BlackRock was acquired by The PNC Financial Services Group (formerly PNC Bank), one of the largest diversified financial services organizations in the United States. During the first quarter of 1998, all PNC asset managers were consolidated under BlackRock. At the time, BlackRock's managing directors purchased approximately 20% of the firm's equity from PNC and signed long-term contracts, ensuring continued stability in, and direction to, the organization. All of BlackRock's founders have continued with the expanded company. On October 1, 1999, BlackRock, Inc. completed an initial public offering of 14% of its common stock. No insiders sold stock in the offering, and PNC remains the majority owner with a 70% stake. In connection with the offering, employee ownership was expanded from 40 professionals to over 250 employees, who collectively own 16% of the company.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc., Wilmington Delaware: The firm is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group. In 1995, BlackRock was acquired by The PNC Financial Services Group (formerly PNC Bank), one of the largest diversified financial services organizations in the United States. During the first quarter of 1998, all PNC asset managers were consolidated under BlackRock. At the time, BlackRock's managing directors purchased approximately 20% of the firm's equity from PNC and signed long-term contracts, ensuring continued stability in, and direction to, the organization. All of BlackRock's founders have continued with the expanded company. On October 1, 1999, BlackRock, Inc. completed an initial public offering of 14% of its common stock. No insiders sold stock in the offering, and PNC remains the majority owner with a 70% stake. In connection with the offering, employee ownership was expanded from 40 professionals to over 250 employees, who collectively own 16% of the company.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach, California:
PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), which was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company, which is owned by Pacific Asset Management LLC and PIMCO Holding LLC. PIMCO Holding LLC's sole member is Allianz GP Sub LLC, which is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual holding Company. Allianz A.G. indirectly holds a controlling interest in PIMCO Advisors. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based multinational insurance and financial services holding company.


Payden & Rygel, Los Angeles, California: Payden & Rygel is a privately held, independent investment management organization owned by nine senior employees who are actively involved in the day-to-day operations of the firm. The following are the names of the controlling employees: Payden, Joan, Ann; Matthews, Brian, Webb; Orndorff, Christopher, Neil; Sarni, James, Patrick; Syal, Mary, Beth; Weiner, Scott, Jay; Garlock, Edward, Sanfern; Joshi, Asha, Bhatt and Zimmerman, Laura, Kathleen.

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management ("GSAM"), New York, New York: GSAM is a unit of the Investment Management Division of Goldman, Sachs & Co. The Goldman Sachs Group, L.P., which controlled GSAM, merged into The Goldman Sachs Group, Inc. as a result of an initial public offering. Goldman, Sachs & Co., founded in 1869, is the principal United States broker-dealer subsidiary of The Goldman Sachs Group, Inc. Headquartered in New York, GSAM has 16 offices worldwide.

Pacific Investment Management Company LLC, Newport Beach, California: PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), which was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company, which is owned by Pacific Asset Management LLC and PIMCO Holding LLC. PIMCO Holding LLC's sole member is Allianz GP Sub LLC, which is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual holding Company. Allianz A.G. indirectly holds a controlling interest in PIMCO Advisors. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based multinational insurance and financial services holding company.

Western Asset Management Company, Pasadena, California: Western Asset is owned by Legg Mason, Inc. a NYSE-listed, diversified financial services company based in Baltimore, Maryland.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Loomis, Sayles & Company L.P. is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, L.P., which is a wholly-owned subsidiary of Nvest Companies. Nvest Companies' general partner, CDCAM North America, LLC, is a wholly-owned subsidiary of CDC Asset Management North America Corporation, which is the sole limited partner of Nvest Companies and a wholly-owned subsidiary of CDC Asset Management S.A., a French Company. CDC Asset Management is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse National des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

STW Fixed Income Management LTD ("STW"), Santa Barbara, California: STW's controlling person is Billy Williams, CEO and CIO, who owns 100% of the common stock.

EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS"), Dallas, Texas: BHMS is wholly-owned by United Asset Management Corporation, which is a wholly-owned subsidiary of Old Mutual plc, an international financial services group based in London.

Equinox Capital Management, LLC, New York, New York: Equinox Capital Management, LLC is owned entirely by active employees. It is not affiliated with, nor participates in joint ventures with, any other firm. Ronald J. Ulrich, Chairman, owns a controlling interest.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Numeric Investors L.P., Cambridge, MA: Numeric is a Delaware limited partnership. The general partner is WBE & Associates ("WBE") and WBE is wholly-owned by LJM Corp ("LJM"). Langdon Wheeler is the majority owner of LJM. Numeric's limited partners are: Strategic Investment Management, Strategic Investment Partners, GML Corp., John Bogle, Jr., Mark Engerman and Dan Lehan.

GROWTH EQUITY FUND:

Dresdner RCM Global Investors LLC, San Francisco, California: Dresdner is a wholly-owned subsidiary of Dresdner Bank AG. It is anticipated that Allianz, a German insurance company, will acquire a controlling interest in Dresdner Bank AG. The transaction is expected to close mid-July 2001. Allianz and Dresdner are committed to the integrity of their investment platform and the retention and overall well-being of employees is key. Dresdner does not anticipate that there will be any changes to the portfolio management of the fund.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.

TCW INVESTMENT MANAGEMENT COMPANY, LOS ANGELES, CALIFORNIA: TCW is a privately held firm. Approximately, 95% of the firm is owned by its active senior employees, with the remaining 5% owned by certain outside directors. There have been no material changes to the ownership structure of the firm over the past five years. In early 1998, we completed a wider distribution of ownership among employees and converted to a subchapter S Corporation. In addition, TCW created a phantom equity plan in early 1998 to further widen the participation of its employees in the growth and profitability of the firm. Established in 1971, the TCW Group principally includes the parent company, The TCW Group, Inc.; Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company (TAMCO); and TCW Investment Management Company (TIMCO). TAMCO and TIMCO are investment advisors. TCW is divided into three divisions: the Marketable Securities Division; the Alternative Investments and Structured Products Division; and the Managed Accounts Division. Societe Generale and The TCW Group, Inc.'s shareholders signed an agreement in April, 2001 under which SG Asset Management, a wholly-owned subsidiary of the Societe Generale Group, will acquire 70% of TCW over the next five years. TCW's employees will retain ownership of the remaining 30%. It is anticipated in July 2001 Societe Generale will own 51% of TCW.

SMALL CAP EQUITY FUND:

Aronson+Partners, Philadelphia, Pennsylvania: Aronson+Partners is wholly-owned and operated by seven active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.

HighRock Capital LLC, Boston, Massachusetts: HighRock is a limited liability company organized under the laws of Delaware. David Diamond, founder and portfolio manager, is the sole member of the LLC.

Provident Investment Counsel, Inc., Pasadena, California: PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Westpeak Global Advisors, L.P., Boulder, Colorado: Westpeak Investment
Advisors, L.P. is a limited partnership that has one general partner, Westpeak Investment Advisors, Inc. Gerald H. Scriver is the principal executive officer of both entities, however, his principal occupation is with Westpeak Investment Advisors, L.P. Westpeak Investment Advisors, Inc. is a directly owned subsidiary of CDC IXIS Asset Management North America, L.P.

INTERNATIONAL EQUITY FUND:

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc., a financial services holding company.

Delaware International Advisers, Ltd, Philadelphia, Pennsylvania: Delaware International Advisers Ltd. was founded in 1990. Delaware International is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation founded in 1988. Delaware Management Holdings, Inc. is also the parent company of Delaware Investment Advisers and Delaware Management Company, which trace their origins to an investment counseling service started in Philadelphia in the 1920's. In April 1995, Delaware was acquired by Lincoln National Corporation (NYSE-LNC), a prominent financial services holding company. Headquartered in Philadelphia, Lincoln National Corporation has consolidated assets of nearly $100 billion and annual consolidated revenues of $6.8 billion. Delaware is an indirect, wholly-owned subsidiary of Lincoln National Corporation.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis Asset Managers Limited is an affiliate of the Genesis Group. The Genesis Group is an independent specialist manager of Emerging Markets. The Groups' ultimate holding company is Genesis Holdings International Limited based in Bermuda.

Glenmede Advisors, Inc., Philadelphia, Pennsylvania: Glenmede Advisers, Inc. is a wholly-owned subsidiary of the Glenmede Trust Company, which in turn is wholly-owned by the Glenmede Corporation. The Glenmede Corporation is a Pennsylvania holding company that also owns The Glenmede Trust Company of New Jersey and The Glenmede Trust Company, N.A. There are no control persons of the Glenmede Corporation.

Montgomery Asset Management LLC ("MAM"), San Francisco, California: MAM is a subsidiary of Commerzbank AG, which, founded in 1870, is among the largest German commercial banks.

Oechsle International Advisors, LLC, Boston, Massachussets: Oechsle International Advisors, LLC is a Delaware limited liability company. Oechsle Group, LLC, also a Delaware limited liability company, is its Member Manager. Oechsle Group, LLC controls Oechsle International Advisors, LLC. Oechsle Group, LLC is controlled by the Executive Committee. The members of the Executive Committee are: S. Dewey Keesler, Managing Principal and Chief Investment Officer; L. Sean Roche, Managing Principal and Chief Operating Officer; Stephen
P. Langer, Managing Principal and Director of Marketing; and Warren R. Walker, Managing Principal. Oechsle Group, LLC does not engage in business activities other than the day-to-day management of Oechsle International Advisors, LLC.

Walter Scott & Partners Limited, Edinburgh, Scotland: Walter Scott & Partners is an independent, global-international investment management firm. It was founded in 1983 by Walter Scott, Ian Clark and Marilyn Harrison, all of whom had previously worked together at another investment management firm in Edinburgh. The firm is owned entirely by its founders.

BLENDED FUNDS:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

EXPENSES. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares. In addition, the Fund may allocate transfer agency and certain other expenses by Class.

BROKERAGE. The Investment Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either, (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Investment Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Investment Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.

The Investment Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Investment Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Subject to its obligation to seek best execution, the Investment Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.

If the Investment Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

The Select Funds have obtained an exemptive order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be prescribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. SBC Financial believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Select Funds' investment options without exposing the Select Funds to the potential abuses of self-dealing.

CODES OF ETHICS. The Trust, the Investment Adviser and each of the Sub-Advisers have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds' securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Trust's Board of Trustees and could result in severe penalties.

                             OTHER SERVICE PROVIDERS

DISTRIBUTOR. PFPC Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, is the distributor of each Fund's shares pursuant to a Distribution Agreement. The Agreement is for an initial two year term and is renewable annually thereafter. The Agreement is terminable without penalty on sixty days' written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund, or by the Distributor. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Distributor in its capacity as distributor. The Distributor may enter into agreements with affiliates of the Investment Adviser in connection with distribution.

TRANSFER AGENCY SERVICES. PFPC Inc. ("PFPC"), which has its principal business address at 400 Bellevue Parkway, Wilmington, DE 19809, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders.

ADMINISTRATIVE AND ACCOUNTING SERVICES. PFPC also provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of net asset value; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. PFPC does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, PFPC receives from each Fund a fee computed daily and paid monthly.

CUSTODIAN. The Northern Trust Company serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds. It is located at 50 South La Salle Street, Chicago, IL 60675.

INDEPENDENT ACCOUNTANTS. The accounting firm of PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042, serves as independent accountants for the Funds.
PricewaterhouseCoopers LLP performs annual audits of each Fund and is periodically called upon to provide accounting and tax advice.

LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust.

COUNSEL TO INDEPENDENT TRUSTEES. The law firm of Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as counsel to the Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act.

                          SHARES OF BENEFICIAL INTEREST

The Trust's trust instrument authorizes the issuance of an unlimited number of shares for each of the Funds and their Classes, and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at net asset value per share. Certificates certifying the ownership of shares will not be issued.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Each Class of a Fund represent interests in the assets of that Fund and have identical voting, dividend, liquidation and other rights, except that expenses allocated to a Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Trustees believe to be fair and equitable.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have authorized thirteen Funds and three Classes of shares to be issued currently. The Trust offers the Retirement Class, Retail Class and Institutional Class shares. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, a higher transfer agency fee may be imposed on certain Classes and shareholder service fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of the individual Fund or Class, except in the case of election or removal of Trustees, the amendment of the Trust's trust instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one Fund or Class.

The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning at least 50% of the applicable Fund or Class. Amendments and supplements to the Trust's trust instrument may be made only by majority vote of shareholders.

The Board of Trustees consists of four Trustees not deemed to be "interested persons" of the Trust, as defined in the 1940 Act, and two Trustees serving as members of the Annuity Board's board of trustees. All trustees serving on the Trust's Board of Trustees at all times must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee.

                           DISTRIBUTION ARRANGEMENTS

The Board of Trustees has adopted Shareholder Service Plans for the Retirement Class and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class of each Select Fund is authorized to pay service fees of 0.15% of average daily net assets and the Retirement Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.

The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the 12b-1 Plan.

The 12b-1 Plan authorizes the use of the Funds' assets to compensate parties which provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The 12b-1 Plan requires that any person authorized to direct the disposition of monies paid or payable by the Funds pursuant to the 12b-1 Plan or any related agreement prepare and furnish to the Board of Trustees, for its review, at least quarterly, written reports complying with the requirements of Rule 12b-1 and setting out the amounts expended under the 12b-1 Plan and the purposes for which those expenditures were made. The 12b-1 Plan provides that so long as they are in effect, the selection and nomination of Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act (the "Independent Trustees") will be committed to the discretion of the Independent Trustees then in office, provided that the shareholders of the Trust may also nominate and select independent Trustees as specified in the Trust Instrument.

Neither the 12b-1 Plan nor any related agreements can take effect until approved by a majority vote of the Trustees, as well as the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on the 12b-1 Plans and the related agreements. The Board of Trustees, as well as a majority of the Independent Trustees, approved the 12b-1 Plan on May 15, 2001.

The 12b-1 Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Board of Trustees and the Independent Trustees in the manner described above. The 12b-1 Plan may be terminated at any time by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to the 12b-1 Plan or by vote of a majority of the outstanding voting securities of the applicable class.

The 12b-1 Plan may not be amended to increase materially the amount of the distribution fees unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the applicable class. In addition, no material amendment may be made unless approved by the Board of Trustees and the Independent Trustees in the manner described above.

                                    TAXATION

This discussion of certain federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you are investing through a Tax-Deferred Account (such as a retirement plan account or an IRA), special tax rules apply. You should consult your own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Persons considering investing in Fund shares other than through Tax-Deferred Accounts should take note of the following regarding Fund distributions. The Funds intend to acquire on or about August 27, 2001, certain securities held by the Annuity Board ("Securities") in transactions pursuant to which, for tax purposes, each Fund's holding period for Securities it acquires will include the Annuity Board's holding period therefor. Consistent with proper accounting methods for tax-exempt organizations, however, the Annuity Board's records do not identify the specific acquisition dates for many Securities lots (though the Funds must be able to do so). To ensure certainty for the Funds regarding their holding periods for the Securities, the Trust agreed with the Internal Revenue Service ("IRS") to treat certain dates early in 2001 as the Securities' respective acquisition dates (even though the Annuity Board actually acquired the majority of the Securities before those dates). The effect of that treatment generally will be to convert the gain a Fund recognizes within one year after a deemed acquisition date on the disposition of a Security that actually was acquired by the Annuity Board more one year earlier from long-term capital gain (the distribution of which is taxed at a maximum rate of 20%) to short-term capital gain (the distribution of which is taxed as ordinary income). Consequently, investors should not expect Fund distributions of net capital gain for the current taxable year, and taxable investors should consult their tax advisers regarding the effect of this situation on their investment.

TAX CHARACTER OF DISTRIBUTIONS. As described in the Prospectuses, unless your investment is held in a Tax-Deferred Account, dividends from net investment income and distributions from net short-term capital gain and net gains from certain foreign currency transactions, if any (collectively, "dividends"), generally are taxable to you as ordinary income, and distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) ("capital gain distributions") are taxable to you as long-term capital gains, whether received in cash or reinvested in additional Fund shares. The Funds will inform you of the amount of your dividends and capital gain distributions when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. You should be aware that if you purchase shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount of income that exceeds your proportionate share of the actual amount of such income earned during the period of your investment in the Fund.

REDEMPTION OF FUND SHARES. As discussed in the Prospectuses, unless your investment is held in a Tax-Deferred Account, redemptions of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on whether you held your redeemed shares for more than one year. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions to you on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current taxable year. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if the Board determines that course of action to be beneficial to shareholders. In such a case or if a Fund otherwise fails to maintain that qualification, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX. To avoid a nondeductible 4% federal excise tax, the Code requires each Fund to distribute to its shareholders by December 31 of each year at least the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these amounts in December (or to pay them in January under a rule that treats them as received by you in December) to avoid this excise tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes.

BACKUP WITHHOLDING. The Funds generally will be required to withhold federal income tax at rates of up to 31% ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to you (in the case of the Money Market Fund, only from dividends payable to you) if (1) you are an individual or other noncorporate shareholder and (2) you fail to furnish the Fund with your correct taxpayer identification number or social security number. Witholding at those rates also is required from a Fund's dividends and (except for the Money Market Fund) capital gain distributions payable to you if you are such a shareholder and (1) the IRS notifies you or the Funds that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (2) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

OTHER TAXATION. Distributions may be subject to state, local and foreign taxes, depending on your particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

TAX TREATMENT OF FUND INVESTMENTS

Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds pursuant to applicable federal income tax rules.

MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than its stated redemption price, the difference is "market discount." If the amount of market discount is more than de minimis, a Fund must include a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included in income for each taxable year is equal to the lesser of (1) the amount of market discount accruing during the year (plus any accrued market discount for prior taxable years not previously taken into account) or (2) the amount of the principal payment with respect to the year. Generally, market discount accrues on a daily basis for each day a Fund holds the debt security at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT AND PIK SECURITIES. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash on account of that discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, would be subject to the distribution requirements applicable to regulated investment companies. Similar treatment is required for "interest" on PIK securities paid in the forms of additional securities rather than cash. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by the Funds. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Deferred Account), and any such losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce ordinary income distributions to you and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding or other taxes on income from certain foreign securities. If more than 50% of the International Equity Fund's total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of those taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your U.S. federal income tax. (The exception, again, is a Tax-Deferred Account.) You will be provided with the information necessary to complete your individual income tax return if the Fund makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES. The International Equity Fund may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the International Equity Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the distribution requirements applicable to regulated investment companies and avoid imposition of the 4% excise tax mentioned above -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The International Equity Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

                               VALUATION OF SHARES

The Funds value their portfolio securities and compute their net asset values per share on each day that the New York Stock Exchange is open for trading (except for the Friday after Thanksgiving), in accordance with the procedures discussed in the Prospectuses. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities. As of the date of this SAI, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds (except the Money Market Fund) each value portfolio securities listed on an exchange on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the closing bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by, or under the direction of, the Board of Trustees. Such fair value may also be used when it is believed that market price does not reflect a security's true value or when a security does not have a readily available current market value. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq National Market System, will be valued at its last quoted bid price. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.

Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.

The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset values. Because foreign markets may be open at different times than the New York Stock Exchange, the value of Fund shares, particularly shares of the International Fund and Bond Funds, may change on days when shareholders will not be able to buy or redeem Fund shares.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs, such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to guidelines approved by the Board. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees, Investment Adviser or Sub-Adviser to be comparable to those rated in the highest rating category, will be limited.

Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             TELEPHONE INSTRUCTIONS

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Funds, the Annuity Board and PFPC may be recorded.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 6, 2001, which was before the public offering of the Funds' shares, the Annuity Board was the holder of 100% of each Fund's shares and each Class of shares, and there were otherwise no control persons or principal holders. Control persons are persons deemed to control a Fund because they own beneficially over 25% of the Fund's outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Fund's outstanding shares.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

                         CALCULATION OF PERFORMANCE DATA

The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or shareholder reports or other communications to shareholders or prospective investors. Performance is calculated separately for each Class of a Fund. Since each class of shares has its own expenses and distributions, the performance for each class over the same period will vary.


Current yield for the shares of the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation and income other than investment income) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the shares of the Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1.

Quotations of yield will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)(6) - 1]
                                      ---
                                      cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                               P (1 + T)(n) = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid. No adjustment is made for taxes, if any, payable on dividends and distributions.

Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for a Fund will vary based on changes in the market conditions, portfolio management and the level of the applicable Fund's expenses. Therefore, no reported performance figure should be considered an indication of future performance.

In connection with communicating their yields or total returns to current or prospective investors, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, Dow Jones
Industrial Average, or other unmanaged indexes so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                APPENDIX A -- DESCRIPTIONS OF SECURITIES RATINGS

A description of the rating policies of Moody's and S&P with respect to bonds and commercial paper appears below.

MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS.

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATE BOND RATINGS.

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-13".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                 AB Funds Trust
                               Money Market Fund
                      Statement of Assets and Liabilities
                                  June 8, 2001

Assets:
  Cash                                                                  $100,000
                                                                        --------
  Total Assets                                                           100,000
                                                                        --------

Net Assets                                                              $100,000
                                                                        --------

Shares issued and outstanding (unlimited authorization,
  $0.001 par value):
Retirement Class                                                         100,000
                                                                        ========

Net Asset Value per
Retirement Class Share ($100,000/100,000)                                  $1.00
                                                                           =====

Net assets consist of:
         Paid-in capital                                                 100,000
                                                                        --------
Net assets                                                              $100,000
                                                                        ========

See accompanying notes to Statement of Assets and Liabilities.

                              FINANCIAL STATEMENTS
AB FUNDS TRUST

Notes to Statement of Assets and Liabilities

1.       Organization

         The AB Funds Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each, a "Fund" and together, the "Funds"). The Flexible Income Fund, Growth and Income Fund, Capital Opportunities Fund, and Global Equity Fund are each referred to as a "Blended Fund" and are together referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Money Market Fund is referred to as the "Money Market Fund." The Low Duration Bond Fond, Medium Duration Bond Fund and Extended Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." Currently, there are three classes of shares issued by the Trust, the Retail Class, Retirement Class, and Institutional Class (each, a "Class" and together, the "Classes").

         Certain costs incurred and to be incurred in connection with the initial offering of shares and organization of the Trust, estimated at $986,000, were assumed by SBC Financial Services, Inc. The Trust is not required to reimburse SBC Financial Services, Inc. for these costs.

2.       Agreements

         SBC Financial Services, Inc. (the "Investment Adviser"), a controlled affiliate of the Annuity Board, serves as the investment adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust"). For these services, the adviser will be entitled to a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                         Annual Rate
                  Flexible Income Fund                      0.10%
                  Growth & Income Fund                      0.10
                  Capital Opportunities Fund                0.10
                  Global Equity Fund                        0.10
                  Money Market Fund                         0.22
                  Low Duration Bond Fund                    0.42
                  Medium Duration Bond Fund                 0.43
                  Extended Duration Bond Fund               0.55
                  Equity Index Fund                         0.17
                  Value Equity Fund                         0.75
                  Growth Equity Fund                        0.77
                  Small Cap Equity Fund                     1.10
                  International Equity Fund                 0.96

         Pursuant to an Administrative and Accounting Service Agreement, the Trust retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., as Administrator and Accounting Service Agent. In addition, PFPC provides transfer agency and dividend disbursing agent services for the Funds. PFPC Distributors, Inc. serves as the distributor of shares of the Fund pursuant to a distribution agreement and assists in the sale of shares. The Northern Trust Company serves as custodian for the Funds pursuant to a custodian agreement.

3.       Service Plans

         The Board of Trustees has adopted Shareholder Service Plans for the Retirement Class and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Fund pursuant to Rule 12b-1, under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are each authorized to pay service fees of 0.15% for Retail Class and 0.19% for Retirement Class of average daily net assets to parties that provide services for and maintain shareholder accounts. Under the 12b-1 Plan, the assets of each Fund may be used to compensate the Investment Adviser, the Distributor or others for certain activities relating to the distribution of shares of the Funds to investors and the provision of shareholder services. The maximum amount payable by the Retail Class of each Select and Blended Fund under the 12b-1 Plan as a percentage of average daily net assets on an annual basis are 0.10% and 0.06%, respectively.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholder of AB Funds Trust
                                                          -


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Money Market Fund, a portfolio of the AB Funds Trust, (the "Fund") at June 8, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, PA
June 12, 2001